EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

	Shares	Fair Value
Common Stocks
Alphabet Inc. - Class A*	4,735	12,659,117
Comcast Corp. - Class A	177,800	9,944,354
Walt Disney Co.*	25,350	4,288,460
4.9% - Total For Communication Services		$26,891,931

Lowe's Companies Inc.	57,000	11,563,020
Nike Inc. - Class B	41,000	5,954,430
TJX Companies Inc.	167,240	11,034,495
VF Corporation	136,800	9,164,232
6.8% - Total For Consumer Discretionary		$37,716,177

Coca Cola Co.	161,320	8,464,460
Costco Wholesale Corp.	28,600	12,851,410
Dollar General Corp.	82,000	17,395,480
Pepsico Inc.	35,200	5,294,432
Procter & Gamble Co.	79,690	11,140,662
Unilever PLC ADR	281,800	15,279,196
12.8% - Total For Consumer Staples		$70,425,640

Chevron Corp.	70,890	7,191,791
Williams Companies Inc.	475,000	12,321,500
3.4% - Total For Energy		$19,513,291

American Express Co.	34,165	5,723,662
Axis Capital Holdings Inc.	201,750	9,288,570
Bank of America Corp.	129,915	5,514,892
First Horizon National Bank	977,181	15,918,278
Marsh & McLennan Companies Inc.	65,300	9,888,379
Nasdaq Inc.	70,000	13,511,400
Willis Towers Watson PLC	47,200	10,972,112
12.9% - Total For Financial Services		$70,817,293

Abbott Laboratories	97,435	11,509,997
Danaher Corp.	44,043	13,408,451
Medtronic PLC	86,500	10,842,775
UnitedHealth Group Inc.	41,300	16,137,562
Zimmer Biomet Holdings	99,600	14,577,456
Zoetis Inc.	57,276	11,119,563
14.1% - Total For Health Care		$77,595,804

Amphenol Corp - Class A	227,300	16,645,179
Honeywell International Inc.	49,000	10,401,720
Hubbell Inc.	62,300	11,255,741
Illinois Tool Works Inc.	52,000	10,744,760
nVent Electric PLC	409,000	13,222,970
Paccar Inc.	106,040	8,368,677
Waste Management Inc.	68,600	10,246,096
14.7% - Total For Industrials		$80,885,143

Carlisle Cos Inc.	62,240	12,372,690
PPG Industries, Inc.	69,495	9,938,480
4.1% - Total For Materials		$22,311,170

Accenture PLC - Class A	37,520	12,003,398

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

	Shares	Fair Value
Adobe Inc.*	33,700	19,401,764
Analog Devices, Inc.	108,000	18,087,840
Apple Inc.	73,760	10,437,040
Automatic Data Processing Inc.		0
Fidelity National Information Services Inc.	74,600	9,077,328
Mastercard Inc.- Class A	27,050	9,404,744
Microsoft Corp.	58,360	16,452,851
S&P Global Inc	11,240	4,775,764
VISA Inc. - Class A	65,500	14,590,125
20.8% - Total For Technology		$114,230,854

American Tower Corp.	61,857	16,417,466
3.0% - Total For Real Estate		$16,417,466

Alliant Energy Corp.	186,300	10,429,074
1.9% - Total For Utilities		$10,429,074

Total Common Stocks 99.4%		$547,233,843
(Identified Cost $377,661,194)

Cash Equivalents

First American Government Obligation Fund, Class Z**	3,073,395	3,073,395
Total Cash Equivalents 0.6%		$3,073,395
(Identified Cost $3,073,395)

Total Portfolio Value 100.0%		$550,307,238
(Identified Cost $380,734,589)

Assets in Excess of Other Liabilities 0.0%		$107,395

Total Net Assets 100.0%		$550,414,633

* Non-income producing security.
** Variable Rate Security; as of September 30, 2021, the 7 day annualized yield was 0.02%.
ADR - American Depositary Receipt
PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

	Shares	Fair Value
Common Stocks
New York Times	34,700	1,709,669
1.5% - Total For Energy		$1,709,669

BorgWarner Inc.	27,600	$1,192,596
Burlington Stores Inc.*	3,000	850,710
Kimball International Inc. Class B	92,100	1,031,520
Lithia Motors Inc.	4,300	1,363,272
LKQ Corp.*	31,800	1,600,176
Rocky Brands Inc.	22,800	1,085,508
Sleep Number Corp.*	17,700	1,654,596
Steven Madden LTD*	20,500	823,280
Ulta Beauty Inc.*	2,800	1,010,576
Williams-Sonoma Inc.	8,300	1,471,839
10.4% - Total For Consumer Discretionary		$12,084,073

BJs Wholesale Club Holdings Inc.*	28,700	1,576,204
Church & Dwight Co. Inc.	6,900	569,733
Reynolds Consumer Product	26,800	732,712
2.5% - Total For Consumer Staples		$2,878,649

World Fuel Services Corp.	48,500	1,630,570
1.4% - Total For Energy		$1,630,570

American Financial Group	15,000	1,887,450
Arrow Financial Corp.	41,406	1,422,710
Axis Capital Holdings Ltd.	17,700	814,908
Diamond Hill Investment Group Inc.	4,900	860,734
Everest Re Group Ltd.	8,300	2,081,474
Farmers National Banc	130,400	2,048,584
First Horizon National Bank	115,724	1,885,144
Reinsurance Group of America Inc.	16,000	1,780,160
SEI Investments Co.	26,700	1,583,310
Signature Bank	4,700	1,279,716
Wintrust Financial Corp.	26,300	2,113,731
15.3% - Total For Financial Services		$17,757,921

Catalent Inc.*	9,000	1,197,630
Charles River Laboratories International Inc.*	5,500	2,269,685
Chemed Corp.	3,400	1,581,408
Collegium Pharmaceutical*	81,400	1,606,836
Globus Medical Inc.*	21,000	1,609,020
Universal Health Services Inc. - Class B	10,200	1,411,374
US Physical Therapy Inc.	15,600	1,725,360
9.8% - Total For Health Care		$11,401,313

AMN Healthcare Services Inc.*	15,200	1,744,200
Applied Industrial Technology	23,700	2,136,081
Comfort Systems USA Inc.	20,800	1,483,456
Gorman-Rupp Co.	58,587	2,098,001
Hubbell Inc.	7,800	1,409,226
Idex Corp.	6,900	1,427,955
Installed Building Product *	6,100	653,615
Littlefuse Inc.	6,900	1,885,563
Nordson Corp.	7,800	1,857,570
nVent Electric PLC	63,500	2,052,955

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

	Shares	Fair Value
Regal Beloit Corp.	12,000	1,804,080
Smith (A.O.) Corp.	24,200	1,477,894
Snap-On Inc.	4,700	982,065
Watsco Inc.	5,200	1,376,024
Watts Water Tech Inc. - Class A	9,100	1,529,619
20.6% - Total For Industrials		$23,918,304

Avery Dennison Corp.	9,700	2,009,937
Avient Corp.	36,000	1,668,600
Carlisle Companies Inc.	8,900	1,769,231
RPM International Inc.	15,600	1,211,340
Sonoco Products Co.	25,600	1,525,248
Stepan Co.	8,200	926,108
7.9% - Total For Materials		$9,110,464

Amdocs Ltd.	9,900	749,529
Black Knight Inc.*	18,800	1,353,600
Blackbaud Inc.*	12,500	879,375
Bottomline Technologies*	24,600	966,288
CACI International Inc.*	6,400	1,677,440
Constellation Software	600	985,718
Fair Isaac Corp.	4,100	1,631,513
ICF International Inc.	12,000	1,071,480
IPG Photonics Corp.*	8,900	1,409,760
Lumentum Holdings Inc.*	14,700	1,228,038
Maximus Inc.	22,800	1,896,960
Mimecast Ltd.	32,100	2,041,560
On Semiconductor Corp.*	37,400	1,711,798
Paylocity Holding Corp.*	7,000	1,962,800
PTC Inc.*	13,200	1,581,228
Tyler Technologies Inc.*	1,700	779,705
Wex Inc.*	4,900	863,086
19.6% - Total For Technology		$22,789,878

Americold Realty Trust	25,400	737,870
Camden Property Trust	6,400	943,808
Coresite Realty Corp.	9,600	1,329,984
Equity Lifestyles Prty	13,200	1,030,920
First Industrial Realty	30,900	1,609,272
National Retail Properties Inc.	13,500	583,065
Stag Industrial Inc.	37,400	1,467,950
6.6% - Total For Real Estate		$7,702,869

Atmos Energy Corp.	14,500	1,278,900
Portland General Electric	22,100	1,038,479
Unitil Corp.	28,900	1,236,342
3.1% - Total For Utilities		$3,553,721

Total Common Stocks 98.7%		$114,537,431
(Identified Cost $86,639,902)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,462,239	1,462,239
Total Cash Equivalents 1.3%		$1,462,239

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

	Shares	Fair Value
(Identified Cost $1,462,239)

Total Portfolio Value 100.0%		$115,999,670
(Identified Cost $88,102,141)

Other Assets in Excess of Liabilities 0.0%		$60,889

Total Net Assets 100.0%		$116,060,559

* Non-income producing security.
** Variable Rate Security; as of September 30, 2021, the 7 day annualized yield was 0.02%.
ADR - American Depositary Receipt
PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

	Shares	Fair Value
Preferred Stocks
Itau Unibanco Holding SA ADR	11,550	60,869
0.3% - Total For Financial Services		60,869

Total Preferred Stocks 0.3%		60,869
(Identified Cost $63,654)

Common Stocks
Baidu, Inc. ADR*	1,700	$261,375
Deutsche Telekom AG ADR	7,100	143,065
KDDI Corp. ADR	22,600	370,866
Orange ADR	7,500	81,225
PLDT Inc. ADR	3,600	117,252
Publicis Groupe SA ADR	23,100	389,628
RTL Group SA ADR*	15,000	87,150
SK Telecom Co. Ltd. ADR	3,400	102,340
SoftBank Group Corp. ADR	3,600	104,544
Telenor ASA ADR	9,600	161,664
Tencent Holdings Ltd. ADR	6,800	406,436
WPP PLC ADR	1,800	120,672
10.0% - Total For Communications		$2,346,217

Adidas AG ADR*	600	$94,872
Alibaba Group Holdings ADR*	1,600	236,880
Bridgestone ADR	8,200	194,504
Bunzl PLC ADR	7,700	253,638
CIE Financiere Richemont AG ADR	22,000	225,940
Daimler AG ADR	2,200	196,240
Honda Motor Co. Ltd. ADR	5,500	168,685
JD.com Inc. ADR*	3,000	216,720
Magna International Inc.	6,000	451,440
Toyota Motor Corp. ADR	1,100	195,525
9.6% - Total For Consumer Discretionary		$2,234,444

CK Hutchison Holdings LTD ADR	16,500	108,900
Danone ADR	6,184	83,793
Itochu Corp. ADR	3,700	217,301
L'Oreal ADR	2,800	232,064
Nestle SA ADR	2,800	336,588
Reckitt Benckiser Group PLC ADR	5,900	93,220
Shoprite Holdings Ltd. ADR	32,100	383,114
Unilever PLC ADR	6,600	357,852
Wal-Mart De Mexico SAB de CV ADR	12,300	418,200
9.5% - Total For Consumer Staples		$2,231,032

BP PLC ADR	2,298	62,804
Equinor ASA ADR	4,000	102,000
Gazprom	14,000	139,160
Lukoil Corp. ADR	4,100	388,106
Royal Dutch Shell PLC, Class B ADR	2,600	115,102
TotalEnergies SE ADR	2,352	112,731
Technip FMC PLC ADR	12,200	91,866
Woodside Petroleum ADR	5,200	88,400
4.7% - Total For Energy		$1,100,169

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

	Shares	Fair Value
Admiral Group PLC ADR	6,400	258,688
Allianz SE ADR	10,700	240,322
Banco Bradesco ADR	19,708	75,482
Banco Santander SA ADR	37,155	134,501
Bank of Montreal	1,240	123,665
Barclays PLC ADR	15,000	154,800
BNP Paribas ADR*	4,000	128,240
China Construction Bank ADR	23,000	327,520
Deutsche Boerse AG ADR	7,000	113,260
Industrial and Commercial Bank Of China Ltd. ADR	39,100	432,055
KB Financial Group Inc. ADR	2,400	111,384
Legal and General Group PLC ADR	5,000	96,100
Manulife Financial Corp.	7,720	148,533
Mitsubishi UFJ Financial Group Inc. ADR	40,000	237,200
Mizuho Financial Group Inc. ADR	25,000	71,000
National Australia Bank ADR	8,700	86,478
Orix Corp. ADR	2,450	231,574
Royal Bank of Canada	1,900	189,012
Sumitomo Mitsui Financial Group Inc. ADR	67,600	473,876
Tokio Marine Holdings Inc. ADR	8,400	453,264
Toronto Dominion Bank	2,700	178,605
United Overseas Bank Ltd. ADR	4,100	155,759
Westpac Banking Corp. Ltd. ADR	7,250	134,343
Zurich Insurance Group Ltd. ADR	3,240	133,034
20.1% - Total For Financial Services		$4,688,695

Alcon Inc.*	3,796	305,464
Astellas Pharma Inc. ADR	17,600	290,752
Bayer AG ADR	5,200	70,720
Dr. Reddy's Laboratories Ltd. ADR	3,340	217,568
Novartis AG ADR	2,480	202,814
Novo Nordisk AS ADR	4,400	422,444
Roche Holdings Ltd. ADR	10,500	477,435
Takeda Pharmaceutical Co. ADR	9,340	152,989
Taro Pharmaceuticals Ltd.*	1,400	89,082
9.5% - Total For Health Care		$2,229,268

ABB Ltd. ADR	2,900	96,744
Atlas Copco AB ADR	5,400	326,349
BAE Systems PLC ADR	3,800	116,166
Canadian National Railway Co.	1,400	161,910
Compass Group PLC ADR	6,500	135,850
Komatsu Ltd. ADR	6,300	151,200
Schneider Electric SE ADR	13,900	461,821
Sensata Technologies Holding NV*	2,200	120,384
Siemens AG ADR	1,800	147,852
7.3% - Total For Industrials		$1,718,276

Air Liquide SA ADR	4,569	146,893
BASF SE ADR	7,400	140,896
BHP Billiton Ltd. ADR	2,550	136,476
Cemex ADR	15,000	107,550
CIA Siderurcgica NACL ADR	29,100	153,066
Newcrest Mining Ltd. ADR	10,900	180,831
Nitto Denko Corp. ADR	8,800	313,720
Posco ADR	2,800	193,116

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

	Shares	Fair Value
Rio Tinto PLC ADR	1,570	104,907
Vale SA ADR	5,400	75,330
6.6% - Total For Materials		$1,552,785

Cap Gemini SA ADR	4,000	166,480
ASML Holdings	360	268,240
CGI Group Inc.*	5,100	432,276
Infosys Ltd. ADR	20,100	447,225
Lenovo Group Ltd. ADR	20,000	557,000
Open Text Corp.	6,400	311,936
Relx PLC ADR	4,200	121,212
SAP SE ADR	2,200	297,088
Sony Group Corp. ADR	3,800	420,204
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,600	401,940
United Microelectronics ADR	38,800	443,484
16.5% - Total For Technology		$3,867,085

Sun Hung Kai Properties Ltd. ADR	27,600	343,068
1.5% - Total For Real Estate		$343,068

Enel SpA ADR	21,100	161,204
Enersis SA ADR	41,800	244,530
Iberdrola SA ADR	5,000	201,200
National Grid PLC ADR	1,629	97,137
SSE PLC ADR	4,000	84,760
3.4% - Total For Utilities		$788,831

Total Common Stocks 98.7%		$23,099,870
(Identified Cost $16,831,003)

Cash Equivalents
First American Government Obligation Fund, Class Z**	121,826	121,826
Total Cash Equivalents 0.5%		$121,826
(Identified Cost $121,826)

Total Portfolio Value 99.5%		$23,282,565
(Identified Cost $17,016,483)

Other Assets in Excess of Liabilities 0.5%		$113,139

Total Net Assets 100.0%		$23,395,704

* Non-income producing security.

** Variable Rate Security; as of June 30, 2021, the 7 day annualized yield was 0.02%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
American Express Co.	3.000%	10/30/2024	12,700,000	$13,553,862
AON PLC	3.500%	06/14/2024	3,320,000	3,543,756
AON PLC	3.750%	05/02/2029	6,846,000	7,613,685
AON PLC	4.000%	11/27/2023	4,330,000	4,606,873
Bank of America Corp.	3.248%	10/21/2027	20,000,000	21,585,235
BB&T Corp.	3.750%	12/06/2023	6,775,000	7,235,478
Fifth Third Bancorp	4.300%	01/16/2024	12,999,000	13,972,316
Huntington Bancshares	2.550%	02/04/2030	5,628,000	5,813,012
Huntington Bancshares	2.625%	08/06/2024	11,530,000	12,091,801
JP Morgan Chase & Co.	3.300%	04/01/2026	5,500,000	5,960,847
JP Morgan Chase & Co.	3.875%	09/10/2024	10,060,000	10,935,591
JP Morgan Chase & Co.	4.493%	03/24/2031	4,500,000	5,245,720
Keycorp	2.550%	10/01/2029	6,430,000	6,685,481
Keycorp	4.100%	04/30/2028	7,300,000	8,336,898
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	12,737,000	14,776,650
Morgan Stanley	3.700%	10/23/2024	14,154,000	15,350,659
Morgan Stanley	4.000%	07/23/2025	4,500,000	4,955,919
MUFG Americas Holdings Corp.	3.000%	02/10/2025	8,124,000	8,617,014
MUFG Americas Holdings Corp.	3.500%	06/18/2022	6,659,000	6,808,269
PNC Financial Services	3.450%	04/23/2029	8,500,000	9,409,881
PNC Financial Services	3.900%	04/29/2024	9,991,000	10,778,671
Suntrust Banks Inc.	4.000%	05/01/2025	8,000,000	8,796,902
Truist Bank	2.250%	03/11/2030	5,116,000	5,165,575
US Bancorp	3.000%	07/30/2029	9,780,000	10,496,889
US Bancorp	3.100%	04/27/2026	7,000,000	7,553,690
Wells Fargo & Co.	4.100%	06/03/2026	9,500,000	10,574,575
Wells Fargo & Co.	4.300%	07/22/2027	8,600,000	9,761,935
24.3% - Total For Corporate Bonds: Bank and Finance				$250,227,184

CVS Health Corp.	4.300%	03/25/2028	14,898,000	16,944,435
Dover Corp.	2.950%	11/04/2029	6,045,000	6,429,091
Dover Corp.	3.150%	11/15/2025	3,802,000	4,067,224
Emerson Electric Co.	1.800%	10/15/2027	14,190,000	14,430,012
Emerson Electric Co.	1.950%	10/15/2030	1,000,000	998,915
Home Depot Inc.	2.500%	04/15/2027	8,606,000	9,129,037
Johnson Controls International PLC	3.900%	02/14/2026	6,430,000	7,074,537
Kroger Co.	2.200%	05/01/2030	1,000,000	1,003,642
Kroger Co.	3.500%	02/01/2026	10,850,000	11,870,532
Kroger Co.	4.000%	02/01/2024	595,000	635,843
McDonald's Corp.	2.125%	03/01/2030	6,500,000	6,553,804
Lowes Cos. Inc.	4.500%	04/15/2030	14,851,000	17,391,952
McDonald's Corp.	3.600%	07/01/2030	11,000,000	12,221,804
Nike Inc.	3.250%	03/27/2040	7,830,000	8,552,430
Shell International	3.250%	05/11/2025	4,779,000	5,160,568
Starbucks Corp.	2.250%	03/12/2030	2,621,000	2,639,351
Starbucks Corp.	3.550%	08/15/2029	15,000,000	16,602,240
Verizon Communication Inc.	4.016%	12/03/2029	17,390,000	19,679,795
Walt Disney Co.	3.800%	03/22/2030	17,000,000	19,314,351
17.6% - Total For Corporate Bonds: Industrial				$180,699,563

Berkshire Hathaway Energy Co.	3.250%	04/15/2028	2,000,000	2,179,968
Berkshire Hathaway Energy Co.	3.500%	02/01/2025	1,500,000	1,610,593
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	9,574,000	10,176,038
Duke Energy Corp.	2.450%	06/01/2030	11,000,000	11,099,550
Duke Energy Corp.	2.650%	09/01/2026	6,000,000	6,326,694
Enterprise Products	3.750%	02/15/2025	2,056,000	2,229,808
Enterprise Products	4.150%	10/16/2028	11,617,000	13,215,376
Eversource Energy	1.650%	08/15/2030	232,000	220,090
Eversource Energy	3.300%	01/15/2028	6,440,000	6,965,884
Eversource Energy	4.250%	04/01/2029	9,289,000	10,607,490
Georgia Power Co.	2.200%	09/15/2024	260,000	269,959
Georgia Power Co.	2.650%	09/15/2029	15,850,000	16,506,569
Interstate Power & Light Co.	2.300%	06/01/2030	2,920,000	2,928,586

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

Interstate Power & Light Co.	3.400%	08/15/2025	1,000,000	1,070,484
Interstate Power & Light Co.	4.100%	09/26/2028	13,090,000	14,881,029
National Rural Utilities Collateral Trust	3.700%	03/15/2029	5,800,000	6,458,641
Virginia Electric & Power Co.	2.750%	03/15/2023	2,018,000	2,075,858
Virginia Electric & Power Co.	2.950%	01/15/2022	1,170,000	1,171,438
Virginia Electric & Power Co.	2.950%	11/15/2026	2,550,000	2,735,315
Virginia Electric & Power Co.	3.450%	02/15/2024	3,590,000	3,803,770
Virginia Electric & Power Co.	3.500%	03/15/2027	2,845,000	3,138,024
Xcel Energy Inc.	3.300%	06/01/2025	12,201,000	13,017,123
Xcel Energy Inc.	3.400%	06/01/2030	3,750,000	4,082,690
Xcel Energy Inc.	4.000%	06/15/2028	4,153,000	4,658,218
13.8% - Total For Corporate Bonds: Utilities				$141,429,195

55.7% Total Corporate Bonds				$572,355,942

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	265,396
0.0% - Total For Certificates of Deposit				265,396

United States Government Treasury Obligations
Treasury Bond	2.000%	02/15/2050	40,125,000	39,308,394
Treasury Note	0.625%	12/31/2027	23,000,000	22,172,539
Treasury Note	2.125%	11/30/2023	4,000,000	4,155,313
Treasury Bond	2.500%	02/15/2045	20,500,000	22,089,551
Treasury Bond	2.500%	05/15/2046	23,500,000	25,369,902
Treasury Note	1.500%	11/30/2024	10,000,000	10,290,234
Treasury Note	1.625%	05/15/2026	5,000,000	5,154,883
Treasury Note	2.750%	08/15/2047	38,500,000	43,590,723
Treasury Note	3.125%	11/15/2028	35,500,000	39,854,297
20.6% - Total For United States Government Treasury Obligations				$211,985,836

United States Government Agency Obligations
FHLB Debenture	3.250%	11/16/2028	21,750,000	24,507,184
2.4% - Total For United States Government Agency Obligations				$24,507,184

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.272%	04/01/2042	316,981	328,658
FHLMC Pool 780439 (1 year US T-Note Yield Curve + 2.223%)*	2.348%	04/01/2033	20,953	21,020
FHLMC Pool A89335	5.000%	10/01/2039	85,859	96,801
FHLMC Pool C01005	8.000%	06/01/2030	691	811
FHLMC Pool G06616	4.500%	12/01/2035	278,447	309,524
FHLMC Pool G15897	2.500%	09/01/2031	1,300,193	1,369,554
FHLMC Pool G08068	5.500%	07/01/2035	597,446	694,784
FHLMC Pool G18642	3.500%	04/01/2032	2,478,678	2,656,751
FHLMC Pool G18667	3.500%	11/01/2032	1,195,891	1,282,140
FHLMC Pool G31087	4.000%	07/01/2038	1,797,356	1,961,453
FHLMC Pool SC0047	3.000%	01/01/2040	17,106,454	18,341,517
FHLMC Pool G30933	4.000%	01/01/2036	10,111,377	11,049,376
FHLMC Pool ZA3721	3.000%	06/01/2029	7,354,683	7,772,944
FHLMC Series 2877 Class AL	5.000%	10/15/2024	61,134	63,431
FHLMC Series 2985 Class GE	5.500%	06/15/2025	50,532	53,763
FHLMC Series 3109 Class ZN	5.500%	02/15/2036	871,229	989,172
FHLMC Series 3592 Class BZ	5.000%	10/15/2039	555,073	623,504
FHLMC Series 3946 Class LN	3.500%	04/15/2041	186,663	197,311
FHLMC Series 4017 Class MA	3.000%	03/15/2041	9,697	9,696
FHLMC Series 4105 Class PJ	3.500%	06/15/2041	597,316	631,211
FHLMC Series 4180 Class ME	2.500%	10/15/2042	1,259,685	1,312,557
FHLMC Series 4287 Class AB	2.000%	12/15/2026	707,154	733,442
FHLMC Series 4517 Class PC	2.500%	05/15/2044	1,140,276	1,176,236
FHLMC Series 4567 Class LA	3.000%	08/15/2045	184,242	191,116
FHLMC Series 4582 Class PA	3.000%	11/15/2045	1,607,569	1,679,883
FHLMC Series 4689 Class DA	3.000%	07/15/2044	620,880	636,483
FHLMC Series 4709 Class EA	3.000%	01/15/2046	666,408	690,133
FHLMC Series 4768 Class GA	3.500%	09/15/2045	4,001,830	4,164,309
FHLMC Series 4831 Class BA	3.500%	10/15/2044	1,375,785	1,414,980
FHLMC Series 4906 Class DE	2.500%	09/25/2049	5,385,459	5,611,369

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

FNMA Pool 725027	5.000%	11/01/2033	198,163	225,607
FNMA Pool 725704	6.000%	08/01/2034	79,315	91,410
FNMA Pool 888223	5.500%	01/01/2036	265,749	307,946
FNMA Pool 995112	5.500%	07/01/2036	190,876	221,275
FNMA Pool AA4392	4.000%	04/01/2039	470,264	517,488
FNMA Pool AL6923	3.000%	05/01/2030	5,079,358	5,395,291
FNMA Pool AL9309	3.500%	10/01/2031	769,644	825,363
FNMA Pool AL9623	4.000%	12/01/2036	2,233,301	2,446,892
FNMA Pool AN8842	3.320%	04/01/2028	6,000,000	6,553,964
FNMA Pool AN9848	3.740%	07/01/2028	6,438,000	7,027,091
FNMA Pool AS5794	3.000%	09/01/2030	1,557,044	1,651,545
FNMA Pool AS6548	2.500%	01/01/2031	3,499,523	3,687,207
FNMA Pool BD2396	2.500%	12/01/2031	7,683,717	8,040,397
FNMA Pool BL0752	3.650%	01/01/2029	5,000,000	5,674,997
FNMA Pool BL2935	3.150%	06/01/2029	5,000,000	5,519,150
FNMA Pool BL5003	4.000%	03/01/2047	1,731,693	1,925,584
FNMA Pool BM1971	3.500%	12/01/2035	1,929,394	2,087,472
FNMA Pool MA0384	5.000%	04/01/2030	483,903	536,764
FNMA Pool MA2773	3.000%	10/01/2036	4,549,077	4,825,274
FNMA Pool MA3186	4.000%	11/01/2037	8,581,600	9,260,438
FNMA Pool MA3337	4.000%	04/01/2038	2,377,593	2,565,157
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	110,345	113,561
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	1,124,378	1,126,354
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	447,931	456,078
FNMA Series 2013-75 Class EG	3.000%	02/25/2043	349,593	367,410
FNMA Series 2014-04 Class PC	3.000%	02/25/2044	1,515,265	1,604,374
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	162,753	172,512
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	2,067,852	2,119,769
FNMA Series 2016-2 Class PB	2.000%	02/25/2046	321,244	333,194
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	702,288	731,205
FNMA Series 2016-40 Class PA	3.000%	07/25/2045	165,523	171,029
FNMA Series 2016-49 Class PA	3.000%	09/25/2045	1,289,556	1,348,741
FNMA Series 2016-64 Class PG	3.000%	05/25/2045	2,841,202	2,983,080
FNMA Series 2016-79 Class L	2.500%	10/25/2044	898,008	928,699
FNMA Series 2017-30 Class G	3.000%	07/25/2040	727,741	735,382
FNMA Series 2018-25 Class P	3.500%	03/25/2046	3,583,494	3,757,268
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	3,509,131	3,698,691
FNMA Series 2020-95 Class GA	1.000%	01/25/2051	4,040,989	3,958,818
GNMA GNR 21-175	2.000%	10/20/2051	20,000,000	20,440,625
GNMA II Pool 2658	6.500%	10/20/2028	8,761	9,888
GNMA II Pool 2945	7.500%	07/20/2030	1,127	1,287
GNMA II Pool 4187	5.500%	07/20/2038	7,945	8,870
GNMA II Pool 4847	4.000%	11/20/2025	98,544	104,055
GNMA Pool 780400	7.000%	12/15/2025	959	1,047
GNMA Pool 780420	7.500%	08/15/2026	560	612
17.5% - Total For Government Agency Obligations - Mortgage Backed Securities				$180,622,790

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	1,085,000	1,142,529
Kansas Development Finance Authority Revenue	3.941%	04/15/2026	8,000,000	8,958,811
Hamilton County Ohio	3.374%	06/01/2034	5,000,000	5,411,306
Kentucky Property and Buildings Commission Revenue	6.164%	08/01/2023	536,000	574,168
Pennsylvania State University	1.893%	09/01/2026	4,635,000	4,793,454
University of Cincinnati Ohio General Receipts Revenue	2.162%	06/01/2025	2,185,000	2,293,339
University of Washington Revenue	5.400%	06/01/2036	3,000,000	4,120,322
2.7% - Total For Taxable Municipal Bonds				$27,293,929

Total Fixed Income Securities - Bonds 98.9%				$1,017,031,077
(Identified Cost $982,938,620)

Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	264,996	7,040,944
Total Preferred Stocks 0.7%				$7,040,944
(Identified Cost $6,491,218)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

Cash Equivalents		Shares
First American Government Obligation Fund, Class Z**		18,708,419	18,708,419
Total Cash Equivalents	1.8%		$18,708,419
(Identified Cost $18,708,419)

Total Portfolio Value	101.4%		$1,042,780,440
(Identified Cost $1,008,138,257)

Liabilities in Excess of Other Assets	-1.4%		$(14,465,314)

Total Net Assets	100%		$1,028,315,126

* Variable Rate Security; the rate shown is as of September 30, 2021.

** Variable Rate Security; as of September 30, 2021, the 7 day annualized yield was 0.02%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Corp.

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Akron Ohio GO Limited	4.000%	12/01/2025	650,000	$737,356
Abilene Texas GO Limited	5.000%	02/15/2029	730,000	929,287
Akron Ohio GO Limited	4.000%	12/01/2026	395,000	456,497
Akron Ohio GO Limited	5.000%	12/01/2024	400,000	456,126
Austin Texas GO Limited	5.000%	09/01/2029	1,000,000	1,210,411
Brecksville Ohio GO Limited	1.000%	02/24/2022	1,000,000	1,003,269
Cincinnati Ohio GO Unlimited	4.000%	12/01/2030	685,000	804,178
Cincinnati Ohio GO Unlimited	4.000%	12/01/2032	1,000,000	1,164,167
Cincinnati Ohio GO Unlimited*	5.250%	12/01/2029	200,000	235,112
Columbus Ohio GO Unlimited	4.000%	04/01/2031	1,000,000	1,151,642
Columbus Ohio GO Unlimited	5.000%	04/01/2034	1,400,000	1,776,103
Dublin Ohio GO Limited	4.000%	12/01/2028	500,000	568,298
Elyria Ohio GO Limited	0.750%	06/29/2022	1,855,000	1,863,052
Fort Worth Texas GO	5.000%	03/01/2028	1,000,000	1,251,025
Gahanna Ohio GO Limited	4.000%	12/01/2021	420,000	422,584
Haltom City Texas GO Limited	4.000%	08/01/2025	675,000	762,593
Hurst Texas GO Limited	4.000%	08/15/2031	335,000	379,133
Lakewood Ohio GO Limited	4.000%	12/01/2028	840,000	974,921
Lakewood Ohio GO Limited	4.000%	12/01/2029	300,000	346,543
Newport Kentucky GO Unlimited	3.000%	05/01/2023	205,000	212,917
Parma Ohio GO Limited	4.000%	12/01/2025	500,000	566,097
Reynoldsburg Ohio GO Limited	4.000%	12/01/2030	1,000,000	1,181,971
Reynoldsburg Ohio GO Limited	4.000%	12/01/2031	595,000	697,516
Strongsville Ohio GO Limited	4.000%	12/01/2030	350,000	387,113
7.4% - Total For General Obligation - City				$19,537,911

Ashtabula County Ohio GO Limited*	4.000%	12/01/2027	500,000	512,560
Bexar County Texas GO Limited	4.000%	06/15/2037	1,360,000	1,600,645
Butler County Ohio GO Limited	5.000%	12/01/2024	160,000	183,265
Butler County Ohio GO Limited	5.250%	12/01/2026	1,000,000	1,164,711
Clark County Ohio GO Limited	5.000%	12/01/2026	340,000	412,902
Clark County Ohio GO Limited	5.000%	12/01/2028	325,000	412,976
Hamilton County Ohio GO Limited	5.000%	12/01/2028	500,000	625,511
Knox County Ohio GO Limited	4.000%	12/01/2025	460,000	523,850
Licking County Ohio GO Limited*	3.000%	12/01/2024	240,000	253,609
Licking County Ohio GO Limited	3.000%	12/01/2024	315,000	332,127
Lorain County Ohio GO Limited	4.000%	12/01/2025	795,000	855,298
Lorain County Ohio GO Unlimited	4.000%	12/01/2030	450,000	495,335
Lucas County Ohio GO Limited	4.000%	10/01/2028	1,000,000	1,130,916
Lucas County Ohio GO Limited	4.000%	10/01/2029	605,000	684,204
Ottawa County Ohio GO Limited	4.000%	12/01/2021	295,000	296,768
Portage County Ohio GO Limited	3.000%	12/01/2021	270,000	270,574
Rowan County Kentucky GO Unlimited (AGM Insured)	4.000%	06/01/2024	390,000	426,423
Summit County Ohio GO Limited	4.000%	12/01/2023	300,000	323,741
Summit County Ohio GO Limited	4.000%	12/01/2031	500,000	552,190
4.1% - Total For General Obligation - County				$11,057,605

Ohio GO Limited	3.000%	09/01/2026	1,385,000	1,465,085
Ohio GO Limited	4.000%	03/01/2026	1,060,000	1,150,048
Ohio GO Unlimited	3.000%	03/01/2027	555,000	572,941
Ohio GO Unlimited	5.000%	09/01/2022	400,000	417,665
Ohio GO Unlimited	5.000%	06/15/2024	410,000	462,026
Ohio GO Unlimited	5.000%	05/01/2029	1,300,000	1,505,617
Ohio GO Unlimited	5.000%	09/15/2029	1,030,000	1,339,293
Ohio GO Unlimited	5.000%	06/15/2030	1,335,000	1,761,592
Ohio GO Unlimited	5.000%	05/01/2031	850,000	984,114
Ohio GO Unlimited	5.000%	06/15/2034	1,000,000	1,271,497
Ohio GO Unlimited	5.000%	06/15/2035	1,000,000	1,269,012
Ohio GO Unlimited	5.000%	06/15/2039	2,000,000	2,512,705
Pennsylvania GO Unlimited	4.000%	01/01/2030	645,000	739,912
5.8% - Total For General Obligation - State				$15,451,507

Arizona Board of Regents Revenue Arizona State University	5.000%	08/01/2028	815,000	914,475
Arizona Board of Regents Revenue University of Arizona	5.000%	06/01/2029	125,000	139,303
Bowling Green State University Ohio Revenue	4.000%	06/01/2045	2,830,000	3,217,434
Bowling Green State University Ohio Revenue	5.000%	06/01/2024	405,000	453,511
Bowling Green State University Ohio Revenue	5.000%	06/01/2030	750,000	899,215
Bowling Green State University Ohio Revenue	5.000%	06/01/2031	500,000	597,179
Bowling Green State University Ohio Revenue	5.000%	06/01/2032	500,000	595,713
Bowling Green State University Ohio Revenue	5.000%	06/01/2037	1,000,000	1,249,247
Butler University Revenue	4.000%	02/01/2029	940,000	1,116,677
Butler University Revenue	5.000%	02/01/2032	1,065,000	1,388,685
Colorado Board of Governors University Enterprise System Revenue	5.000%	03/01/2027	225,000	275,464
Colorado Higher Education Lease Financing Program Certificate of Participation	5.000%	11/01/2025	290,000	339,980
Cuyahoga County Ohio Community College GO Unlimited	4.000%	12/01/2033	1,275,000	1,445,311
Cuyahoga County Ohio Community College GO Unlimited	5.000%	12/01/2027	400,000	480,040
Denison University Ohio Revenue	5.000%	11/01/2030	400,000	507,172
Denison University Ohio Revenue	5.000%	11/01/2033	325,000	408,124
Kent State University Ohio General Receipt Revenue	4.000%	05/01/2022	255,000	260,522
Kent State University Ohio General Receipt Revenue	5.000%	05/01/2028	710,000	839,378
Kent State University Ohio Revenue	5.000%	05/01/2031	1,000,000	1,318,562
Kent State University Ohio Revenue	5.000%	05/01/2045	950,000	1,172,647

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Lorain County Ohio Community College District General Receipts Revenue Bond	4.000%	12/01/2025	600,000	683,283
Miami University Ohio General Receipts Revenue	4.000%	09/01/2045	1,500,000	1,732,987
Miami University Ohio General Receipts Revenue	5.000%	09/01/2031	735,000	877,855
Miami University Ohio Revenue	4.000%	09/01/2027	300,000	309,354
Miami Valley Ohio Career Tech Center GO Unlimited	4.000%	12/01/2024	1,000,000	1,114,035
Morehead State University Kentucky General Receipts Revenue	3.000%	11/01/2025	300,000	326,379
Nothern Kentucky University General Receipts Revenue	4.000%	09/01/2026	715,000	823,838
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	12/01/2036	2,010,000	2,457,239
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	02/01/2035	1,350,000	1,703,406
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/2036	1,050,000	1,229,742
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	12/01/2033	620,000	714,482
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/2036	1,000,000	1,131,286
Ohio State University General Receipts Revenue	4.000%	06/01/2030	200,000	226,390
Ohio University General Receipts Revenue Bond	5.000%	12/01/2022	110,000	116,112
South Dakota Board of Regents Housing and Auxiliary Facilities System Revenue	5.000%	04/01/2026	315,000	373,707
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2024	610,000	672,481
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2028	410,000	464,677
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	650,000	709,276
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	435,000	515,778
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2033	1,000,000	1,184,881
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2034	400,000	494,257
University of Akron Ohio General Receipts Revenue	4.000%	01/01/2027	2,050,000	2,379,696
University of Akron Ohio Revenue	5.000%	01/01/2027	350,000	416,897
University of Cincinnati General Receipts Revenue	4.000%	06/01/2036	250,000	269,206
University of Cincinnati General Receipts Revenue*	5.000%	06/01/2026	330,000	332,500
University of Cincinnati General Receipts Revenue	5.000%	06/01/2026	140,000	141,033
University of Cincinnati General Receipts Revenue	5.000%	06/01/2036	1,250,000	1,592,630
University of Cincinnati General Receipts Revenue	5.000%	06/01/2039	1,250,000	1,408,169
University of Dayton Revenue	5.000%	12/01/2036	470,000	574,578
University of North Dakota Certificate of Participation	4.000%	06/01/2037	555,000	648,191
University of Toledo Revenue	5.000%	06/01/2024	500,000	557,774
University of Toledo Revenue	5.000%	06/01/2026	885,000	944,677
University of Toledo Revenue	5.000%	06/01/2034	1,000,000	1,186,057
University of Toledo Revenue	5.000%	06/01/2027	1,590,000	1,935,627
University of Toledo Revenue	5.000%	06/01/2031	500,000	644,149
18.1% - Total For Higher Education				$48,511,268

Butler County Ohio Cincinnati Childrens Hospital Medical Center Revenue	5.000%	05/15/2030	1,005,000	1,305,891
Franklin County Ohio Hospital Revenue Nationwide Childrens	4.000%	11/01/2036	800,000	919,582
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2032	500,000	616,256
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2048	3,100,000	4,654,239
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	4.125%	06/01/2030	500,000	509,465
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2025	1,000,000	1,029,809
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2027	1,000,000	1,029,472
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2027	100,000	112,040
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2028	1,715,000	1,920,530
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2041	1,205,000	1,743,416
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2049	1,300,000	1,969,541
5.9% - Total For Hospital/Health Bonds				$15,810,241

Columbus Ohio Metropolitan Library Special Obligation Revenue	4.000%	12/01/2034	755,000	928,796
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2026	705,000	856,165
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2027	500,000	621,451
Franklin County Ohio Convention Facilities Authority Revenue*	5.000%	12/01/2022	500,000	528,054
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2028	450,000	563,010
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2029	375,000	477,939
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2030	600,000	762,117
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2032	505,000	636,961
Hancock County Indiana	4.000%	02/15/2022	765,000	775,534
Hancock County Indiana	4.000%	02/15/2023	795,000	833,276
Ohio Capital Facilities Lease Appropriation Revenue*	5.000%	04/01/2022	425,000	435,170
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2025	995,000	1,152,968
Ohio Facilities Construction Commission	5.000%	10/01/2027	505,000	627,451
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	02/01/2023	300,000	319,033
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	02/01/2030	500,000	569,999
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2031	710,000	960,750
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2035	1,160,000	1,444,654
4.7% - Total For Revenue Bonds - Facility				$12,493,328

Anderson Indiana Sewage Works Revenue (AGM Insured)	4.000%	11/01/2026	300,000	344,392
Cincinnati Ohio Water System Revenue	4.000%	12/01/2030	1,000,000	1,155,689
Cleveland Ohio Water Revenue	5.000%	01/01/2033	500,000	642,876
Evansville Indiana Waterworks District Revenue (BAM Insured)	4.000%	01/01/2029	400,000	460,862
Evansville Indiana Waterworks District Revenue (BAM Insured)*	5.000%	01/01/2022	300,000	303,469
Hamilton Ohio Sewer System Revenue	5.000%	12/01/2030	1,000,000	1,296,924
Hamilton Ohio Wastewater System Revenue (BAM Insured)	5.000%	10/01/2027	930,000	1,147,546
Lafayette Indiana Sewage Works Revenue	5.000%	07/01/2022	150,000	155,257
Lima Ohio Sanitary Sewer Revenue	5.000%	12/01/2024	200,000	210,369
Lima Ohio Sewer Revenue	3.000%	12/01/2021	575,000	577,536
Ohio Water Development Authority Revenue	5.000%	12/01/2025	1,110,000	1,317,122
Ohio Water Development Authority Revenue	5.250%	12/01/2034	2,000,000	2,769,698
Owensboro Kentucky Water Revenue (BAM Insured)	5.000%	09/15/2025	485,000	567,200

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Springboro Ohio Sewer System Revenue	4.000%	06/01/2022	245,000	251,217
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation	4.000%	12/01/2031	400,000	450,653
Toledo Ohio Water System Revenue	5.000%	11/15/2025	255,000	295,806
Toledo Ohio Waterworks Revenue	4.000%	11/15/2022	365,000	380,579
Toledo Ohio Waterworks Revenue	5.000%	11/15/2026	500,000	606,469
Wise County Virginia Soil & Wastewater	1.200%	11/01/2040	1,000,000	1,016,733
5.2% - Total For Revenue Bonds - Water & Sewer				$13,950,397

Akron Ohio Certificate of Participation	5.000%	12/01/2025	500,000	584,285
Akron Ohio Income Tax Revenue	4.000%	12/01/2031	870,000	1,015,100
Akron Ohio Income Tax Revenue	5.000%	12/01/2023	1,100,000	1,208,181
Akron Ohio Income Tax Revenue Community Learning Centers	5.000%	12/01/2028	380,000	392,045
Akron Ohio Income Tax Revenue	5.000%	12/01/2027	510,000	626,677
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	4.750%	11/01/2030	500,000	583,345
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	5.000%	11/01/2032	525,000	621,724
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project*	3.500%	11/01/2024	110,000	110,278
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue	5.000%	06/01/2030	655,000	751,922
Linn County Iowa Certificates of Participation	2.000%	06/01/2023	455,000	468,184
Mobile Alabama Industrial Development Board Pollution Control Revenue	2.924%	07/15/2034	1,025,000	1,078,468
Monroe County Georgia Development Authority Pollution Control Revenue	2.050%	07/01/2049	1,085,000	1,087,395
Ohio Major New State Infrastructure Project Revenue*	5.000%	12/15/2022	250,000	258,392
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	552,108
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	552,108
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2026	500,000	600,466
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2027	1,060,000	1,271,899
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2028	570,000	683,069
Ohio Special Obligation Revenue	5.000%	12/01/2029	510,000	614,476
Ohio Special Obligation Revenue	5.000%	04/01/2033	1,570,000	2,029,863
Ohio Special Obligation Revenue	5.000%	04/01/2025	610,000	706,845
Ohio Special Obligation Revenue	5.000%	04/01/2026	500,000	597,095
Ohio Special Obligation Revenue	5.000%	04/01/2023	1,010,000	1,082,010
Ohio Special Obligation Revenue	5.000%	04/01/2029	665,000	762,585
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2036	400,000	465,300
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2037	575,000	666,911
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2038	400,000	462,825
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2039	400,000	461,663
Riversouth Ohio Authority Revenue	4.000%	12/01/2031	700,000	793,151
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2027	220,000	244,495
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2028	435,000	481,383
8.1% - Total For Other Revenue Bonds				$21,814,248

Aldine Texas ISD GO Unlimited	4.000%	02/15/2030	780,000	865,506
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2029	675,000	747,248
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2030	650,000	718,925
Ashland Ohio CSD GO Unlimited	4.000%	11/01/2028	505,000	604,676
Athens Ohio CSD GO Unlimited	4.000%	12/01/2033	750,000	881,279
Avon Lake Ohio SD GO Unlimited	4.000%	12/01/2025	1,000,000	1,137,921
Beachwood Ohio CSD Certificates of Participation	3.000%	12/01/2024	435,000	459,134
Bellbrook-Sugarcreek Ohio LSD GO Unlimited	4.000%	12/01/2031	325,000	368,249
Bellfontaine Ohio SCD GO Unlimited (National RE Insured)	5.500%	12/01/2026	615,000	736,773
Berea Ohio CSD GO Unlimited	4.000%	12/01/2031	500,000	568,907
Bexley Ohio CSD GO Unlimited	3.000%	12/01/2023	500,000	529,379
Big Walnut Ohio LSD GO Unlimited	4.000%	12/01/2033	500,000	581,689
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2030	290,000	345,620
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2031	150,000	178,099
Bloom-Carroll Ohio LSD GO Unlimited (SDCP)	4.000%	11/01/2029	325,000	389,839
Blue Mountain Pennsylvania SD GO Limited*	4.000%	08/01/2024	135,000	148,879
Blue Mountain Pennsylvania SD GO Limited	4.000%	08/01/2024	365,000	402,140
Boone County Kentucky SD Revenue	3.000%	03/01/2026	1,000,000	1,093,384
Breckinridge County Kentucky SD Finance Corp.	5.000%	04/01/2025	265,000	305,276
Brownsville Indianna CSC Revenue	5.000%	01/15/2027	535,000	647,515
Chagrin Falls Ohio Exempted Village SD GO	4.000%	12/01/2022	100,000	104,436
Chillicothe Ohio CSD Special Obligation Revenue	4.000%	12/01/2023	130,000	134,912
Chillicothe Ohio SD GO Unlimited (AGM Insured)	4.000%	12/01/2029	400,000	439,524
China Spring ISD Texas GO Unlimited	4.000%	08/15/2027	890,000	1,004,167
Clark County Kentucky SD Finance Corp. Revenue Bond*	3.000%	08/01/2022	115,000	117,547
Cleveland Heights and University Heights Ohio CSD GO Unlimited	4.000%	12/01/2032	1,000,000	1,154,534
Colorado Building Excellent Schools Today Certificates of Participation	4.000%	03/15/2030	1,000,000	1,176,279
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2029	400,000	455,974
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2022	655,000	683,978
Daviess County Kentucky SD GO Unlimited	5.000%	06/01/2027	1,825,000	2,223,954
Dayton Ohio SCD GO Unlimited (SDCP)	5.000%	11/01/2025	1,000,000	1,179,857
Dexter Michigan CSD GO Unlimited	4.000%	05/01/2031	670,000	771,715
Dublin Ohio CSD GO Unlimited	4.000%	12/01/2034	500,000	591,570
Dublin Ohio CSD GO Unlimited*	5.000%	12/01/2026	500,000	539,713
Elyria Ohio SCD GO Unlimited (SDCP)	4.000%	12/01/2030	1,000,000	1,158,425
Franklin Indiana Community Multi-School Building Corp.	5.000%	01/15/2023	200,000	211,923
Granville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2026	510,000	604,006
Greencastle Indiana School Corp Revenue	4.000%	07/15/2029	695,000	825,865
Green County Ohio Vocational SD GO Unlimited	4.000%	12/01/2035	1,000,000	1,162,666
Hamilton Indiana Southeastern Schools Corp Revenue	4.000%	07/15/2025	510,000	574,327
Hamilton Ohio CSD GO Unlimited	4.000%	12/01/2025	500,000	569,402

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Hardin County Kentucky SD Finance Corp. Revenue	5.000%	05/01/2024	500,000	556,758
Houston Texas ISD GO Limited	5.000%	02/15/2030	440,000	519,022
Huber Heights Ohio CSD GO Unlimited	4.000%	12/01/2025	775,000	862,081
Hudson Ohio CSD GO Unlimited	4.000%	12/01/2033	800,000	906,862
Huntington County Indiana Countryside School Building Corp. Revenue	4.000%	01/15/2028	1,000,000	1,163,813
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	4.000%	06/01/2031	270,000	296,462
Jefferson County Kentucky SD Finance Corp.	5.000%	10/01/2026	530,000	639,857
Johnstown-Monroe Ohio LSD GO Unlimited	4.000%	12/01/2029	800,000	924,114
Kenton County Kentucky SD Finance Corp. Revenue	4.000%	02/01/2028	400,000	452,254
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2030	400,000	453,581
Kettering Ohio CSD GO Unlimited	5.250%	12/01/2031	500,000	625,557
Lake Ohio LSD of Stark County GO Unlimited*	4.000%	12/01/2023	400,000	417,816
Lakota Ohio LSD GO	5.250%	12/01/2025	205,000	244,332
Lakota Ohio LSD GO	4.000%	01/15/2026	400,000	456,817
Lakota Ohio LSD GO Unlimited*	4.000%	12/01/2027	275,000	289,993
Lakota Ohio LSD GO Unlimited	5.000%	12/01/2021	350,000	352,702
Lancaster Ohio CSD GO Limited (SDCP)*	4.000%	10/01/2027	1,000,000	1,109,797
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2025	715,000	839,191
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2027	500,000	620,248
Logan Hocking Ohio LSD Certificates of Participation	4.000%	12/01/2032	420,000	472,212
Marysville Ohio Exempted Village SD GO Unlimited	4.000%	12/01/2023	165,000	172,255
Marysville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2025	500,000	550,199
Marysville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2022	715,000	753,784
Mayfield Ohio CSD Certificates of Participation	4.000%	09/01/2032	280,000	317,421
Menifee County Kentucky SD Financial Corp. Revenue	3.000%	08/01/2027	615,000	672,848
Merrillville Indiana Multi School Building Corp.	5.000%	07/15/2026	1,000,000	1,198,622
Middletown Ohio CSD GO Umlimited (SDCP)	4.000%	12/01/2027	585,000	667,199
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured)	5.500%	12/01/2030	1,260,000	1,618,593
Munster Indiana School Building Corp. Revenue (State Intercept)	4.000%	01/15/2029	400,000	463,527
Murray Kentucky ISD Finance Corporation Revenue	5.000%	03/01/2025	810,000	928,494
Newark Ohio CSD GO Unlimited (School District Credit Program)	4.000%	12/01/2026	235,000	260,857
North Olmsted Ohio CSD GO Unlimited	4.000%	12/01/2029	500,000	586,954
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited*	5.000%	12/01/2028	100,000	110,149
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited*	5.000%	12/01/2029	150,000	165,224
Olentangy Ohio LSD GO Unlimited*	4.000%	12/01/2026	1,000,000	1,041,618
Orchard Farm Missouri SD Certificate of Participation	4.000%	04/01/2029	550,000	644,962
Orange County Florida School Board Certificates of Participation*	5.000%	08/01/2032	500,000	585,551
Owen County Kentucky SD Revenue	4.000%	04/01/2027	1,320,000	1,532,547
Pennsbury Pennsylvania SD GO Limited	5.000%	08/01/2029	550,000	678,125
Princeton Ohio CSD Certificates of Participation	3.500%	12/01/2026	275,000	276,102
Princeton Ohio CSD GO Unliimited (National RE Insured)	5.250%	12/01/2030	1,000,000	1,288,650
Sarah Scott Indiana Middle School Building Corp. Revenue	5.000%	07/10/2022	640,000	662,826
Shelby Indiana Eastern SD Revenue	4.000%	01/15/2025	510,000	566,528
Shelby Ohio CSD Certificates of Participation	4.000%	11/01/2021	320,000	320,862
Shelby Ohio CSD Certificates of Participation	4.000%	11/01/2022	675,000	700,733
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2026	930,000	1,082,446
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2027	965,000	1,141,779
South-Western City Ohio SD GO Unlimited*	4.000%	12/01/2025	1,000,000	1,025,457
Switzerland Ohio LSD GO Unlimited (SDCEP Insured)*	4.000%	12/01/2026	415,000	440,737
Talawanda Ohio CSD	5.000%	12/01/2027	775,000	960,630
Teays Valley Ohio LSD	4.000%	12/01/2032	580,000	654,888
Toledo Ohio CSD GO Unlimited	5.000%	12/01/2029	660,000	778,667
Tri Valley Ohio LSD GO	4.000%	12/01/2026	710,000	805,421
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2028	410,000	478,112
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2029	500,000	580,310
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2030	350,000	405,449
Upper Arlington Ohio CSD GO Unlimited	4.000%	12/01/2030	1,380,000	1,615,607
Vandalia Butler Ohio CSD GO Unlimited	3.000%	12/01/2024	500,000	538,871
Wadsworth Ohio CSD GO Unlimited	3.500%	12/01/2022	215,000	215,501
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2027	840,000	926,568
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2033	1,075,000	1,179,761
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation	4.000%	04/01/2030	395,000	436,863
Western Reserve Ohio LSD GO (SDCEP Insured)	4.000%	12/01/2022	240,000	240,659
Westerville Ohio SCD Certificate of Participation	5.000%	12/01/2032	555,000	678,568
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured)	4.000%	03/01/2030	810,000	880,388
Wyoming Ohio CSD GO Unlimited	5.000%	12/01/2023	200,000	219,897
26.7% - Total For School District				$71,649,890

Colorado State Certificate of Participation	4.000%	12/15/2034	1,000,000	1,209,997
Colorado State Certificate of Participation	4.000%	12/15/2039	2,000,000	2,375,913
Kentucky Association of Counties Finance Corp. Revenue	4.000%	02/01/2029	575,000	680,416
Kentucky Certificates of Participation	4.000%	04/15/2028	695,000	812,696
Kentucky Certificates of Participation	4.000%	04/15/2031	500,000	574,270
Kentucky Interlocal School Transportation Assoc. Certificate of Participation	3.000%	03/01/2024	560,000	579,305
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2023	350,000	382,175
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2029	600,000	693,571
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2030	600,000	693,634
Kentucky Property and Buildings Commission Revenue	5.000%	09/01/2024	1,000,000	1,130,924
Kentucky Property and Buildings Commission Revenue	5.000%	11/01/2026	1,145,000	1,384,195
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2026	635,000	765,930
Kentucky Property and Buildings Commission Revenue	5.000%	04/01/2026	525,000	623,357

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Ohio Certificate of Participation	5.000%	09/01/2027	1,520,000	1,884,716
Ohio Department of Administration Building Funding Series B	5.000%	10/01/2025	660,000	777,500
Ohio Department of Administration Certificate of Participation*	5.000%	09/01/2023	1,320,000	1,346,232
Ohio Department of Administration Certificate of Participation*	4.000%	09/01/2025	775,000	787,239
Ohio Department of Administration Certificate of Participation*	5.000%	03/01/2024	300,000	305,962
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project*	4.000%	09/01/2027	145,000	147,290
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2023	755,000	823,694
6.7% - Total For State Agency				$17,979,016

FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement)	3.400%	01/25/2036	1,921,538	2,170,167
FHLMC Series M 053 Class A	2.550%	06/15/2035	3,953,560	4,145,590
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.500%	11/01/2050	910,000	994,881
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.500%	11/01/2050	2,595,000	2,854,825
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.875%	05/01/2050	1,740,000	1,919,733
Ohio Housing Finance Agency Residential Mortgage Revenue	3.000%	03/01/2052	2,000,000	2,173,554
Ohio Housing Finance Agency Residential Mortgage Revenue	3.700%	03/01/2032	715,000	762,524
5.6% - Total For Housing				$15,021,274

Total Municipal Income Securities - Bonds	12.3%			$263,276,685
(Identified Cost $253,760,066)
			Shares
Cash Equivalents

Dreyfus AMT-Free Tax Cash Management Fund***			2,148,349	2,148,134
Total Cash Equivalents	0.8%			$2,148,134
(Identified Cost $2,148,134)

Total Portfolio Value	13.1%			$265,424,819
(Identified Cost $255,908,200)

Other Assets in Excess of Liabilities	1.1%			$2,900,375

Total Net Assets	14.2%			$268,325,194

* Pre-refunded / Escrowed-to-Maturity Bonds; as of September 30, 2021, these bonds represented 4.30% of total assets.
** Variable Rate Security; as of September 30, 2021, the 7 day annualized yield was 0.01%.

AGM - Assured Guaranty Municipal Mortgage Association
AMBAC - American Municipal Bond Assurance Corp.
BAM - Build America Mutual
CSC - Community School Corporation
CSD - City School District
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
ACE INA Holdings	3.350%	05/15/2024	5,697,000	$6,094,937
American Express Credit	2.500%	07/30/2024	4,340,000	4,561,429
AON PLC	3.500%	06/14/2024	2,385,000	2,545,740
AON PLC	3.875%	12/15/2025	2,700,000	2,979,585
Bank of America Corp.	3.300%	01/11/2023	2,080,000	2,158,465
Bank of America Corp.	3.875%	08/01/2025	3,805,000	4,191,827
Essex Portfolio LP	3.375%	04/15/2026	2,654,000	2,861,741
Essex Portfolio LP	3.875%	05/01/2024	1,950,000	2,085,426
BB&T Corp.	3.750%	12/06/2023	3,075,000	3,283,999
Fifth Third Bancorp	4.300%	01/16/2024	3,440,000	3,697,574
Fifth Third Bancorp	2.375%	01/28/2025	1,770,000	1,840,079
Goldman Sachs	5.750%	01/24/2022	4,750,000	4,830,427
Huntington Bancshares	2.300%	01/14/2022	1,598,000	1,604,624
Huntington Bancshares	2.625%	08/06/2024	2,960,000	3,104,227
JP Morgan Chase & Co.	3.375%	05/01/2023	3,212,000	3,358,907
JP Morgan Chase & Co.	3.875%	09/10/2024	1,545,000	1,679,472
Key Bank Corp.	2.500%	11/22/2021	3,750,000	3,761,840
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	3,830,000	4,086,227
Marsh & McLennan Co. Inc.	3.500%	03/10/2025	1,000,000	1,075,301
Morgan Stanley	3.700%	10/23/2024	2,460,000	2,667,982
Morgan Stanley	4.000%	07/23/2025	2,000,000	2,202,631
National Retail Properties	4.000%	11/15/2025	2,121,000	2,345,011
PNC Financial Services	3.900%	04/29/2024	4,840,000	5,221,576
Suntrust Banks Inc.	4.000%	05/01/2025	592,000	650,971
MUFG Americas Holding	3.000%	02/10/2025	6,048,000	6,415,030
US Bancorp	3.600%	09/11/2024	5,709,000	6,183,836
Wells Fargo & Co.	3.450%	02/13/2023	4,775,000	4,969,204
Wells Fargo & Co.	3.550%	09/29/2025	600,000	653,406
28.3% - Total Finance				$91,111,474

Dover Corp.	3.150%	11/15/2025	4,548,000	4,865,264
Eaton Corp.	2.750%	11/02/2022	3,230,000	3,313,253
Burlington Northern Santa Fe	3.400%	09/01/2024	2,201,000	2,363,585
Burlington Northern Santa Fe	3.050%	09/01/2022	1,207,000	1,229,710
CVS Health Corp.	3.875%	07/20/2025	4,300,000	4,706,137
Johnson Controls International PLC	3.625%	07/02/2024	2,801,000	2,988,351
Kroger Co.	4.000%	02/01/2024	4,600,000	4,915,761
McDonalds Corp.	2.625%	01/15/2022	1,000,000	1,007,090
Microsoft Corp.	3.125%	11/03/2025	1,300,000	1,409,475
Nike Corp.	2.400%	03/27/2025	5,745,000	6,026,957
Norfolk Southern Corp.	2.903%	02/15/2023	4,000,000	4,111,017
Norfolk Southern Corp.	5.590%	05/17/2025	1,000,000	1,150,874
Shell International	3.250%	05/11/2025	5,910,000	6,381,870
Union Pacific Corp.	3.150%	03/01/2024	2,700,000	2,859,300
Walt Disney Co.	1.750%	08/30/2024	4,530,000	4,669,741
16.2% - Total Industrial				$51,998,385

Berkshire Hathaway Energy Co.	2.800%	01/15/2023	1,272,000	1,309,426
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	1,000,000	1,062,883
Duke Energy Corp.	3.050%	08/15/2022	1,200,000	1,219,596
Duke Energy Corp.	3.750%	04/15/2024	4,009,000	4,277,092
Enterprise Products	3.350%	03/15/2023	3,300,000	3,417,925

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

Enterprise Products	3.750%	02/15/2025	1,200,000	1,301,444
Eversource Energy	2.750%	03/15/2022	4,907,000	4,950,754
Georgia Power Co.	2.100%	07/30/2023	1,200,000	1,235,431
Georgia Power Co.	2.200%	09/15/2024	2,043,000	2,121,254
Georgia Power Co.	2.850%	05/15/2022	1,600,000	1,625,280
Interstate Power & Light Co.	3.400%	08/15/2025	4,222,000	4,519,583
Interstate Power & Light Co.	3.250%	12/01/2024	449,000	479,464
Virginia Electric & Power Co.	2.750%	03/15/2023	2,494,000	2,565,505
Virginia Electric & Power Co.	2.950%	01/15/2022	3,000,000	3,003,688
Wisconsin Power	2.250%	11/15/2022	1,000,000	1,015,242
Xcel Energy Inc.	3.300%	06/01/2025	4,720,000	5,035,720
12.2% - Total Utilities				$39,140,287

56.7% Total Corporate Bonds				$182,250,146

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	265,396
0.1% - Total For Certificates of Deposit				265,396

United States Government Treasury Obligations
Treasury Note	0.125%	07/15/2023	5,000,000	4,989,453
Treasury Note	0.250%	06/30/2025	2,500,000	2,454,785
Treasury Note (Tbill 13week auction high + 0.049%)*	0.084%	01/31/2023	700,000	700,303
Treasury Note	1.500%	01/15/2023	7,800,000	7,935,891
Treasury Note	2.250%	04/30/2024	8,000,000	8,372,812
Treasury Note	0.375%	01/31/2026	1,000,000	978,164
Treasury Note	1.625%	08/31/2022	3,500,000	3,548,945
Treasury Note	2.000%	02/15/2025	5,400,000	5,647,008
Treasury Note	2.125%	05/15/2022	6,000,000	6,076,875
12.6% - Total United States Government Treasury Obligations				$40,704,236

United States Government Agency Obligations
FHLB	1.375%	08/26/2026	3,700,000	3,727,348
FHLB	1.375%	09/29/2026	1,585,000	1,598,911
FHLB	2.625%	12/10/2021	4,200,000	4,220,081
FHLMC	0.450%	07/22/2024	4,000,000	3,998,465
FHLMC	2.500%	12/01/2027	907,902	950,936
FNMA	0.500%	06/17/2025	4,195,000	4,162,474
FNMA	0.375%	08/25/2025	11,130,000	10,955,386
FHLMC	2.375%	01/13/2022	4,000,000	4,026,190
10.5% - Total United States Government Agency Obligations				$33,639,791

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.272%	04/01/2042	69,725	72,294
FHLMC Pool G15973	3.000%	07/01/2031	1,343,712	1,426,762
FHLMC Pool G16330	3.500%	08/01/2032	1,372,291	1,471,843
FHLMC Pool G18642	3.500%	04/01/2032	1,587,151	1,701,175
FHLMC Pool ZS9286	4.500%	04/01/2035	1,184,169	1,300,261
FHLMC Pool ZT1964	3.500%	06/01/2032	1,321,876	1,422,821
FHLMC Series 2989 Class TG	5.000%	06/15/2025	159,347	167,835
FHLMC Series 4009 Class PA	2.000%	06/15/2041	125,782	129,055
FHLMC Series 4017 Class MA	3.000%	03/15/2041	4,751	4,751
FHLMC Series 4125 Class KP	2.500%	05/15/2041	817,827	843,730
FHLMC Series 4198 Class BE	2.000%	10/15/2040	439,890	443,653
FHLMC Series 4440 Class VC	2.500%	08/15/2026	791,723	792,769
FHLMC Series 4980 Class DB	1.250%	10/25/2034	3,832,714	3,841,188
FHLMC Pool V61479	2.500%	01/01/2032	4,413,385	4,636,250
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.599%)*	2.746%	02/01/2046	224,196	234,646
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.839%	12/01/2044	174,644	181,799
FNMA Pool AL7077	4.000%	07/01/2035	703,526	776,575
FNMA Pool AL6465	2.920%	11/01/2023	207,183	209,480
FNMA Pool AL9230	3.500%	12/01/2029	753,424	809,104

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

FNMA Pool AM0066	2.630%	08/01/2022	1,545,312	1,559,350
FNMA Pool AN3444	2.230%	11/01/2023	2,917,354	3,000,525
FNMA Pool FM1897	3.000%	09/01/2032	1,500,847	1,580,330
FNMA Pool FM2287	4.500%	03/01/2034	1,522,112	1,649,460
FNMA Pool FM2989	3.000%	09/01/2034	1,304,090	1,382,632
FNMA Pool FM8700	4.500%	07/01/2034	1,778,877	1,932,447
FNMA Pool MA0384	5.000%	04/01/2030	307,240	340,803
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	60,138	61,891
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	298,621	304,052
FNMA Series 2013-3 Class DK	1.750%	02/25/2033	747,871	769,785
FNMA Series 2013-1 Class LA	1.250%	02/25/2028	1,318,383	1,326,881
FNMA Series 2017-30 Class G	3.000%	07/25/2040	284,385	287,371
FNMA Series 2020-44 Class TE	2.000%	12/25/2035	2,795,201	2,896,433
FNMA Series 2020-95 Class GA	1.000%	01/25/2051	7,920,339	7,759,284
GNMA Pool 726475	4.000%	11/15/2024	46,620	49,317
14.1% - Total United States Government Agency Obligations- Mortgage-Backed Securities				$45,366,552

Taxable Municipal Bonds
Allegeny County Pennsylvania	0.843%	11/01/2024	600,000	602,907
Allegeny County Pennsylvania	0.973%	11/01/2025	1,835,000	1,835,042
Franklin County Ohio Convention Facitilites	1.255%	12/01/2025	500,000	503,116
Kansas Development Finance Authority Revenue	3.227%	04/15/2022	1,600,000	1,625,514
Kansas Development Finance Authority Revenue	3.491%	04/15/2023	1,400,000	1,466,670
Kent State University	1.960%	05/01/2024	1,000,000	1,031,099
Kentucky State Property and Lodging Commission	2.080%	11/01/2023	700,000	719,200
Ohio Special Obligation Capital Facilities Lease	1.700%	04/01/2023	500,000	510,040
Pennsylvania State University	1.545%	09/01/2024	1,145,000	1,174,067
Pennsylvania State University	1.645%	09/01/2025	2,000,000	2,054,464
Port of Greater Cincinnati	2.100%	04/01/2023	500,000	500,201
Youngstown Ohio	1.000%	07/21/2022	1,000,000	1,006,198
University of Cincinnati General Receipts	1.878%	06/01/2023	1,100,000	1,129,142
University of Kentucky General Receipts Build America Bond	4.850%	11/01/2021	1,500,000	1,504,868
4.9% - Total For Taxable Municipal Bonds				$15,662,528

Total Fixed Income Securities		98.9%		$317,888,649
(Identified Cost $316,732,939)

Cash Equivalents			Shares
First American Government Obligation Fund, Class Z**			2,805,338	2,805,338
Total Cash Equivalents		0.9%		$2,805,338
(Identified Cost $2,805,338)

Total Portfolio Value		99.8%		$320,693,987
(Identified Cost $319,538,277)

Other Assets in Excess of Liabilities		0.2%		$665,618

Total Net Assets		100.0%		$321,359,605

* Variable Rate Security; the rate shown is as of September 30, 2021.
** Variable Rate Security; as of September 30, 2021, the 7 day annualized yield was 0.02%.

ARM - Adjustable Rate Mortgage
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

Fixed Income Securities

Corporate Bonds:	Rate	Maturity	Face Value	Fair Value
American Express Co.	4.200%	11/06/2025	3,550,000	$3,995,882
AON Corp.	3.750%	05/02/2029	3,500,000	3,892,477
Bank of America	3.248%	10/21/2027	4,400,000	4,748,752
BB&T Corp.	3.750%	12/06/2023	2,000,000	2,135,934
BB&T Corp.	3.950%	03/22/2022	1,000,000	1,014,622
Essex Portfolio LP	3.000%	01/15/2030	2,120,000	2,227,896
Essex Portfolio LP	4.000%	03/01/2029	1,216,000	1,362,494
Fifth Third Bancorp	2.375%	01/28/2025	3,114,000	3,237,292
Huntington Bancshares	4.000%	05/15/2025	3,725,000	4,082,591
JP Morgan Chase & Co.	3.875%	09/10/2024	3,065,000	3,331,768
Keycorp	2.550%	10/01/2029	1,655,000	1,720,758
Keycorp	4.100%	04/30/2028	1,000,000	1,142,041
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,500,000	1,600,350
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	1,750,000	2,030,238
Morgan Stanley	3.700%	10/23/2024	4,135,000	4,484,596
MUFG Americas Holdings Corp.	3.000%	02/10/2025	4,300,000	4,560,950
PNC Financial Services	3.450%	04/29/2029	1,000,000	1,107,045
PNC Financial Services	3.500%	01/23/2024	2,000,000	2,126,070
Suntrust Bank Inc.	4.000%	05/01/2025	2,000,000	2,199,226
US Bancorp	3.000%	07/30/2029	2,125,000	2,280,766
US Bancorp	3.100%	04/27/2026	2,000,000	2,158,197
Wells Fargo & Co.	4.000%	06/03/2026	1,220,000	1,357,998
Wells Fargo & Co.	4.300%	07/22/2027	2,600,000	2,951,283
24.5% - Total Finance				$59,749,226

CVS Health Corp.	4.300%	03/25/2028	3,200,000	3,639,562
Dover Corp	3.150%	11/15/2025	2,650,000	2,834,861
Eaton Corp.	2.750%	11/02/2022	1,900,000	1,948,973
Home Depot Inc.	2.500%	04/15/2027	3,000,000	3,182,327
Johnson Controls International PLC	3.900%	02/14/2026	2,282,000	2,510,745
JP Morgan Chase & Co.	3.300%	04/01/2026	970,000	1,051,277
Kroger Co.	3.500%	02/01/2026	2,100,000	2,297,522
Lowes Cos. Inc.	4.500%	04/15/2030	2,000,000	2,342,193
McDonalds Corp.	3.600%	07/01/2030	3,025,000	3,360,996
Starbucks Corp.	2.250%	03/12/2030	3,600,000	3,625,206
Union Pacific Corp.	3.500%	06/08/2023	1,650,000	1,731,876
Verizon Communication Inc.	4.016%	12/03/2029	3,235,000	3,660,962
Walt Disney Corp.	3.800%	03/22/2030	4,245,000	4,822,907
15.2% - Total Industrial				$37,009,407

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	2,175,000	2,311,770
Berkshire Hathaway Energy Co.	3.250%	04/15/2028	2,100,000	2,288,966
Duke Energy Corp.	2.450%	06/01/2030	2,750,000	2,774,888
Duke Energy Corp.	2.650%	09/01/2026	1,000,000	1,054,449
Enterprise Products	3.750%	02/15/2025	1,860,000	2,017,239
Enterprise Products	4.150%	10/16/2028	1,300,000	1,478,866
Enterprise Products	4.250%	04/01/2029	1,000,000	1,141,941
Eversource Energy	3.300%	01/15/2028	2,700,000	2,920,479
Georgia Power Co.	2.200%	09/15/2024	325,000	337,449
Georgia Power Co.	2.650%	09/15/2029	2,000,000	2,082,848
Georgia Power Co.	2.850%	05/15/2022	1,111,000	1,128,554
Interstate Power & Light Co.	3.400%	08/15/2025	1,035,000	1,107,951
Interstate Power & Light Co.	4.100%	09/26/2028	2,225,000	2,529,434
National Rural Utilites Corp.	3.400%	11/15/2023	3,000,000	3,165,649
Virginia Electric & Power Co.	2.750%	03/15/2023	935,000	961,807
Virginia Electric & Power Co.	2.950%	01/15/2022	500,000	500,615
Virginia Electric & Power Co.	3.100%	05/15/2025	394,000	418,564

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

Virginia Electric & Power Co.	3.450%	02/15/2024	565,000	598,643
Xcel Energy Inc.	3.300%	06/01/2025	3,500,000	3,734,114
13.4% - Total Utilities				$32,554,226

53.1% Total Corporate Bonds				$129,312,859

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	265,396
0.1% - Total For Certificates of Deposit				265,396

United States Government Treasury Obligations
Treasury Note	0.125%	04/30/2022	3,250,000	3,251,016
Treasury Note	1.500%	11/30/2024	5,450,000	5,608,178
Treasury Note	1.500%	02/15/2030	5,750,000	5,780,772
Treasury Note	1.625%	05/15/2026	11,200,000	11,546,937
Treasury Note	2.000%	11/15/2026	12,500,000	13,108,887
Treasury Note	2.125%	11/30/2023	10,200,000	10,596,047
Treasury Note	2.625%	02/15/2029	8,000,000	8,715,313
Treasury Note	2.750%	02/15/2028	9,000,000	9,839,883
Treasury Note	3.125%	11/15/2028	9,000,000	10,103,906
32.4% - Total United States Government Treasury Obligations				$78,550,939

United States Government Agency Obligations
FHLB	2.875%	09/13/2024	1,500,000	1,603,295
FHLB	3.250%	11/16/2028	1,800,000	2,028,181
1.5% - Total United States Government Agency Obligations				$3,631,476

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.272%	04/01/2042	74,705	77,457
FHLMC Pool G08068	5.500%	07/01/2035	108,141	125,760
FHLMC Pool G18642	3.500%	04/01/2032	845,879	906,649
FHLMC Pool J12635	4.000%	07/01/2025	132,196	140,161
FHLMC Pool SB0297	3.000%	03/01/2035	2,899,368	3,076,052
FHLMC Pool SC0047	3.000%	01/01/2040	4,075,051	4,369,264
FHLMC Series 2985 Class GE	5.500%	06/15/2025	40,426	43,010
FHLMC Series 3946 Class LN	3.500%	04/15/2041	336,377	355,566
FHLMC Series 4017 Class MA	3.000%	03/15/2041	1,939	1,939
FHLMC Series 4151 Class PA	2.000%	01/15/2033	1,470,072	1,522,810
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.314%	12/01/2041	94,873	100,069
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.839%	12/01/2044	179,383	186,732
FNMA Pool AA4392	4.000%	04/01/2039	116,836	128,568
FNMA Pool FM5050	2.500%	02/01/2035	3,789,366	3,949,261
FNMA Pool AN8842	3.320%	04/01/2028	2,500,000	2,730,818
FNMA Pool MA0384	5.000%	04/01/2030	122,896	136,321
FNMA Pool MA1237	3.000%	11/01/2032	1,182,762	1,253,311
FNMA Series 2011-52 Class PC	3.000%	03/25/2041	534,287	559,306
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	758,001	772,348
FNMA Series 2015-37 Class BA	3.000%	08/25/2044	991,217	1,046,887
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	702,288	731,205
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	407,293	434,130
9.3% - Total United States Government Agency Obligations - Mortgage Backed Securities				$22,647,624

Taxable Municipal Bonds
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	3,000,000	3,406,801
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	55,000	56,298
Pennsylvania State University	1.893%	09/01/2026	2,000,000	2,068,373
2.3% - Total Taxable Municipal Bonds				$5,531,472

Total Fixed Income Securities	98.7%			$239,939,766
(Identified Cost $235,888,806)

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

			Shares
Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	59,890	1,591,277
Total Preferred Stocks	0.7%			$1,591,277
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z**			1,263,282	1,263,282
Total Cash Equivalents	0.5%			$1,263,282
(Identified Cost $1,263,282)

Total Portfolio Value	99.9%			$242,794,325
(Identified Cost $238,598,119)

Other Assets in Excess of Liabilities	0.3%			$677,262

Total Net Assets	100.2%			$243,471,587

* Variable Rate Security; the rate shown is as of September 30, 2021.

** Variable Rate Security; as of September 30, 2021, the 7 day annualized yield was 0.02%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
American Express Co.	3.000%	10/30/2024	9,135,000	$9,749,175
AON Corp.	3.500%	06/14/2024	1,650,000	1,761,204
AON Corp.	3.750%	05/02/2029	4,390,000	4,882,278
AON Corp.	3.875%	12/15/2025	1,850,000	2,041,568
AON Corp.	4.000%	11/27/2023	1,000,000	1,063,943
Bank of America Corp.	3.248%	10/21/2027	12,340,000	13,318,090
BB&T Corp.	3.750%	12/06/2023	1,300,000	1,388,357
BB&T Corp.	3.875%	03/19/2029	5,160,000	5,821,074
Fifth Third Bancorp	2.375%	01/28/2025	4,913,000	5,107,520
Essex Portfolio LP	3.000%	01/15/2030	9,165,000	9,631,447
Fifth Third Bancorp	4.300%	01/16/2024	4,500,000	4,836,943
Georgia Power	2.650%	09/15/2029	10,000,000	10,414,239
Huntington Bancshares	2.550%	02/04/2030	5,000,000	5,164,368
Huntington Bancshares	2.625%	08/06/2024	5,230,000	5,484,833
JP Morgan Chase & Co.	3.300%	04/01/2026	4,280,000	4,638,622
JP Morgan Chase & Co.	3.875%	09/10/2024	6,670,000	7,250,536
JP Morgan Chase & Co.	4.493%	03/24/2031	2,000,000	2,331,431
Keycorp	2.550%	10/01/2029	3,325,000	3,457,111
Keycorp	4.100%	04/30/2028	3,740,000	4,271,233
MUFG Americas Holding	3.000%	02/10/2025	1,720,000	1,824,380
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	7,500,000	8,701,019
Morgan Stanley	3.700%	10/23/2024	6,500,000	7,049,547
Morgan Stanley	4.000%	07/23/2025	5,200,000	5,726,840
MUFG Americas Holdings Corp.	3.500%	06/18/2022	2,650,000	2,709,403
PNC Bank	3.450%	04/23/2029	11,850,000	13,118,482
Suntrust Bank Inc.	4.000%	05/01/2025	3,300,000	3,628,722
Truist Bank	2.250%	03/11/2030	3,000,000	3,029,070
US Bancorp	3.100%	04/27/2026	4,500,000	4,855,944
US Bancorp	3.000%	07/30/2029	6,815,000	7,314,550
Wells Fargo & Co.	4.100%	06/03/2026	7,530,000	8,381,742
Wells Fargo & Co.	4.300%	07/22/2027	4,599,000	5,220,365
26.4% - Total Finance				$174,174,036

CVS Health Corp.	4.300%	03/25/2028	9,000,000	10,236,268
Coca-Cola Corp.	3.450%	03/25/2030	5,230,000	5,845,192
Dover Corp.	2.950%	11/04/2029	4,500,000	4,785,924
Dover Corp.	3.150%	11/15/2025	1,500,000	1,604,638
Eaton Corp.	2.750%	11/02/2022	1,945,000	1,995,133
Eaton Corp.	3.103%	09/15/2027	3,721,000	4,030,388
Emerson Electric Inc.	1.950%	10/15/2030	5,160,000	5,154,400
Home Depot Inc.	2.500%	04/15/2027	1,515,000	1,607,075
Johnson Controls International PLC	3.625%	07/02/2024	1,225,000	1,306,937
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,100,239
Kroger Co.	2.200%	05/01/2030	1,000,000	1,003,642
Kroger Co.	3.500%	02/01/2026	3,300,000	3,610,392
Kroger Co.	4.000%	02/01/2024	150,000	160,297
Lowes Cos. Inc.	4.500%	04/15/2030	9,685,000	11,342,068
McDonald's Corp.	3.600%	07/01/2030	5,955,000	6,616,440
McDonald's Corp.	2.125%	03/01/2030	3,545,000	3,574,344
Nike Inc.	3.250%	03/27/2040	2,850,000	3,112,953
Starbucks Corp.	2.250%	03/12/2030	10,500,000	10,573,516
Starbucks Corp.	3.550%	08/15/2029	2,000,000	2,213,632
Union Pacific Corp.	3.500%	06/08/2023	800,000	839,698
Union Pacific Corp.	3.950%	09/10/2028	2,801,000	3,171,720
Verizon Communication Inc.	4.016%	12/03/2029	9,821,000	11,114,161
Verizon Communication Inc.	4.329%	09/21/2028	1,675,000	1,923,831
Walt Disney Corp.	3.800%	03/22/2030	11,455,000	13,014,464
16.7% - Total Industrial				$109,937,352.0

Berkshire Hathaway Energy Co.	3.250%	04/15/2028	1,936,000	2,110,209
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	4,166,000	4,427,969
Duke Energy Corp.	2.450%	06/01/2030	4,000,000	4,036,200

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

Duke Energy Corp.	2.650%	09/01/2026	6,350,000	6,695,752
Enterprise Products	4.150%	10/16/2028	9,500,000	10,807,100
Eversource Energy	3.300%	01/15/2028	2,500,000	2,704,147
Eversource Energy	4.250%	04/01/2029	6,924,000	7,906,799
Interstate Power & Light Co.	2.300%	06/01/2030	1,490,000	1,494,381
Interstate Power & Light Co.	3.400%	08/15/2025	1,525,000	1,632,488
Interstate Power & Light Co.	4.100%	09/26/2028	7,605,000	8,645,548
National Rural Utilities Corp.	2.950%	02/07/2024	1,000,000	1,051,047
National Rural Utilities Corp.	3.050%	02/15/2022	100,000	100,295
National Rural Utilities Corp.	3.700%	03/15/2029	3,900,000	4,342,879
Virginia Electric & Power Co.	2.950%	11/15/2026	3,000,000	3,218,018
Virginia Electric & Power Co.	3.100%	05/15/2025	2,732,000	2,902,326
Virginia Electric & Power Co.	3.500%	03/15/2027	2,932,000	3,233,985
Xcel Energy Inc.	3.400%	06/01/2030	4,500,000	4,899,228
Xcel Energy Inc.	4.000%	06/15/2028	7,500,000	8,412,384
11.9% - Total Utilities				$78,620,755

55.0% Total Corporate Bonds				$362,732,143

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	265,396
0.0% - Total For Certificates of Deposit				265,396

United States Government Treasury Obligations
Treasury Bond	2.000%	02/15/2050	21,050,000	20,621,600
Treasury Bond	2.250%	08/15/2046	16,000,000	16,481,875
Treasury Bond	2.750%	08/15/2047	24,800,000	28,079,219
Treasury Note	0.265%	12/31/2027	8,000,000	7,712,188
Treasury Note	2.000%	02/15/2025	10,000,000	10,457,422
Treasury Note	2.000%	11/15/2026	9,000,000	9,438,398
Treasury Note	1.500%	11/30/2024	24,000,000	24,696,563
Treasury Note	2.500%	05/15/2046	11,800,000	12,738,930
Treasury Note	2.750%	02/15/2028	25,000,000	27,333,008
23.9% - Total United States Government Treasury Obligations				$157,559,203

United States Government Agency Obligations
FHLB	3.250%	11/16/2028	4,250,000	4,788,760
0.7% - Total United States Government Agency Obligations				4,788,760

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.272%	04/01/2042	74,705	77,457
FHLMC Pool G01880	5.000%	08/01/2035	43,610	49,364
FHLMC Pool G06616	4.500%	12/01/2035	95,964	106,674
FHLMC Pool G08068	5.500%	07/01/2035	244,493	284,327
FHLMC Pool G09921	4.000%	07/01/2024	65,582	69,472
FHLMC Pool G15897	2.500%	09/01/2031	7,670,066	8,079,239
FHLMC Pool G18642	3.500%	04/01/2032	1,268,818	1,359,973
FHLMC Pool G18667	3.500%	11/01/2032	990,779	1,062,234
FHLMC Pool G30933	4.000%	01/01/2036	5,938,428	6,489,316
FHLMC Pool G31087	4.000%	07/01/2038	1,078,754	1,177,243
FHLMC Pool V61479	2.500%	01/01/2032	3,950,675	4,150,174
FHLMC Pool SC0047	3.000%	01/01/2040	13,571,991	14,551,870
FHLMC Pool ZK6713	3.000%	06/01/2029	4,647,009	4,939,488
FHLMC Pool ZT1964	3.500%	06/01/2032	5,346,185	5,754,448
FHLMC Series 2985 Class GE	5.500%	06/15/2025	35,372	37,634
FHLMC Series 3946 Class LN	3.500%	04/15/2041	336,377	355,566
FHLMC Series 4017 Class MA	3.000%	03/15/2041	3,879	3,878
FHLMC Series 4087 Class PT	3.000%	07/15/2042	530,213	563,468
FHLMC Series 4151 Class PA	2.000%	01/15/2033	2,573,662	2,665,990
FHLMC Series 4161 Class QA	3.000%	02/15/2043	136,361	145,043
FHLMC Series 4582 Class PA	3.000%	11/15/2045	750,199	783,946
FHLMC Series 4689 Class DA	3.000%	07/15/2044	697,618	715,150
FHLMC Series 4709 Class EA	3.000%	01/15/2046	946,005	979,685
FHLMC Series 4808 Class PK	3.500%	10/15/2045	168,405	170,725
FHLMC Series 4887 Class A	3.250%	09/15/2038	931,786	997,703
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.314%	12/01/2041	94,873	100,069
FNMA Pool 1107	3.500%	07/01/2032	444,470	476,270

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

FNMA Pool 889050	6.000%	05/01/2037	177,610	203,768
FNMA Pool 995112	5.500%	07/01/2036	95,438	110,638
FNMA Pool AA4392	4.000%	04/01/2039	116,836	128,568
FNMA Pool AL6923	3.000%	05/01/2030	3,177,126	3,374,742
FNMA Pool AL7077	4.000%	07/01/2035	2,812,700	3,104,748
FNMA Pool AL9309	3.500%	10/01/2031	466,450	500,220
FNMA Pool AN8842	3.320%	04/01/2028	3,000,000	3,276,982
FNMA Pool AN9848	3.740%	07/01/2028	2,500,000	2,728,755
FNMA Pool BL0189	3.830%	10/01/2028	2,000,000	2,195,710
FNMA Pool FM5050	2.500%	02/01/2035	2,015,943	2,101,007
FNMA Pool BL2935	3.150%	06/01/2029	3,000,000	3,311,490
FNMA Pool FM3388	4.000%	03/01/2034	1,985,673	2,102,224
FNMA Pool FM5394	3.000%	03/01/2034	8,321,428	8,802,920
FNMA Pool MA0384	5.000%	04/01/2030	98,317	109,057
FNMA Pool MA2773	3.000%	10/01/2036	1,813,085	1,923,167
FNMA Pool MA3337	4.000%	04/01/2038	724,736	781,909
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	36,782	37,854
FNMA Series 2005-64 Class PL	5.500%	07/25/2035	45,207	50,827
FNMA Series 2011-53 Class DT	4.500%	06/25/2041	148,285	164,693
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	949,092	967,056
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	338,668	339,263
FNMA Series 2013-83 Class MH	4.000%	08/25/2043	186,935	201,016
FNMA Series 2014-20 Class AC	3.000%	08/25/2036	230,494	238,073
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	162,753	172,512
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	701,100	718,703
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	1,779,129	1,852,387
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,097,565	1,135,077
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	344,633	367,341
FNMA Series 2017-30 Class G	3.000%	07/25/2040	497,674	502,899
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	837,805	883,062
FNMA Series 2019-60 Class DA	2.500%	03/25/2049	2,691,128	2,802,175
GNMA GNR 21-175	2.000%	10/20/2051	9,215,000	9,418,018
FNMA Series 2020-95 Class GA	1.000%	01/25/2051	7,475,830	7,323,814
18.0% - Total United States Government Agency Obligations - Mortgage Backed Securities				$118,077,081

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	750,000	789,767
Kansas Development Finance Authority Revenue	3.741%	04/15/2025	3,705,000	4,059,907
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	125,000	141,950
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	55,000	56,298
Kentucky Property and Buildings Commission Revenue	5.373%	11/01/2025	590,000	650,258
Ohio Higher Education Facilities - Cleveland Clinic Health Systems	3.849%	01/01/2022	945,000	953,090
Ohio University General Receipts	1.766%	12/01/2026	2,000,000	2,046,921
1.4% - Total Taxable Municipal Bonds				$8,698,191

Total Fixed Income Securities		99.0%		$652,120,774
(Identified Cost $646,682,770)

			Shares
Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	83,000	2,205,310
Total Preferred Stocks		0.3%		$2,205,310
(Identified Cost $2,034,817)

Cash Equivalents
First American Government Obligation Fund, Class Z**			10,561,761	10,561,760
Total Cash Equivalents		1.6%		$10,561,760
(Identified Cost $10,561,760)

Total Portfolio Value		100.9%		$664,887,844
(Identified Cost $659,279,347)

Liabilities in Excess of Other Assets		-0.9%		$(5,647,450)

Total Net Assets		100.0%		$659,240,394

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

* Variable Rate Security; the rate shown is as of September 30, 2021.

** Variable Rate Security; as of September 30, 2021, the 7 day annualized yield was 0.02%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds
ACE INA Holdings	3.350%	05/15/2024	5,619,000	6,011,489
American Express Credit	2.500%	08/01/2022	1,700,000	1,729,473
American Express Credit	2.500%	07/30/2024	2,607,000	2,740,011
AON Corp.	3.500%	06/14/2024	660,000	704,482
AON Corp.	3.875%	12/15/2025	3,774,000	4,164,798
Bank of America	3.875%	08/01/2025	5,499,000	6,058,044
Branch Banking Trust	3.625%	09/16/2025	3,000,000	3,274,718
BB&T Corp.	3.750%	12/06/2023	2,725,000	2,910,211
Essex Portfolio LP	3.500%	04/01/2025	1,720,000	1,851,177
Essex Portfolio LP	3.875%	05/01/2024	1,300,000	1,390,284
Fifth Third Bancorp	3.500%	03/15/2022	865,000	875,396
Fifth Third Bancorp	4.300%	01/16/2024	3,239,000	3,481,524
Goldman Sachs	5.750%	01/24/2022	4,720,000	4,799,919
Huntington Bancshares	2.300%	01/14/2022	970,000	974,021
Huntington Bancshares	2.625%	08/06/2024	3,765,000	3,948,450
JP Morgan Chase & Co.	3.875%	09/10/2024	4,354,000	4,732,958
Key Bank Corp.	2.500%	11/22/2021	1,723,000	1,728,440
Morgan Stanley	3.700%	10/23/2024	1,200,000	1,301,455
Morgan Stanley	4.000%	07/23/2025	3,200,000	3,524,209
National Retail Properties	4.000%	11/15/2025	2,020,000	2,233,343
PNC Financial Services	2.950%	01/30/2023	750,000	773,890
PNC Financial Services	3.800%	07/25/2023	1,998,000	2,111,294
US Bancorp	2.400%	07/30/2024	4,100,000	4,294,580
US Bancorp	3.600%	09/11/2024	1,685,000	1,825,147
MUFG Americas Holding Corp.	3.000%	02/10/2025	5,635,000	5,976,966
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	4,010,000	4,278,269
Marsh & McLennan Co. Inc.	3.500%	03/10/2025	765,000	822,606
Wells Fargo & Co.	3.450%	02/13/2023	3,815,000	3,970,160
Wells Fargo & Co.	3.550%	09/29/2025	830,000	903,878
27.0% - Total Finance				$83,391,192

Burlington Northern Santa Fe	3.050%	03/15/2022	1,700,000	1,709,490
Chevron Corp. (3 month LIBOR + 0.530)*	0.659%	03/03/2022	2,100,000	2,104,245
CVS Health Corp.	3.700%	03/09/2023	1,335,000	1,393,982
CVS Health Corp.	3.875%	07/20/2025	2,570,000	2,812,737
Dover Corp.	3.150%	11/15/2025	4,515,000	4,829,962
Eaton Corp.	2.750%	11/02/2022	4,000,000	4,103,100
Johnson Controls International PLC	3.625%	07/02/2024	4,252,000	4,536,404
Kroger Co.	3.400%	04/15/2022	1,000,000	1,008,846
Kroger Co.	4.000%	02/01/2024	3,485,000	3,724,223
McDonald's Corp.	2.625%	01/15/2022	2,300,000	2,316,307
Microsoft Corp.	3.125%	11/03/2025	1,440,000	1,561,265
Norfolk Southern Corp.	3.650%	08/01/2025	3,300,000	3,585,636
Norfolk Southern Corp.	5.590%	05/17/2025	1,000,000	1,150,874
Shell International	3.250%	05/11/2025	5,835,000	6,300,882
Union Pacific Corp.	3.150%	03/01/2024	2,800,000	2,965,200
Walt Disney Corp.	1.750%	08/30/2024	1,125,000	1,159,704
Walt Disney Corp.	1.750%	01/13/2026	3,429,000	3,516,826
15.8% - Total Industrials				$48,779,683

Berkshire Hathaway Energy Company	3.750%	11/15/2023	5,857,000	6,225,304
Duke Energy Corp.	3.750%	04/15/2024	4,260,000	4,544,877
Duke Energy Corp.	3.800%	09/01/2023	890,000	938,032
Enterprise Products	3.350%	03/15/2023	4,207,000	4,357,337
Enterprise Products	3.750%	02/15/2025	500,000	542,269
Eversource Energy	2.750%	03/15/2022	3,938,000	3,973,114

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

Eversource Energy	2.800%	05/01/2023	850,000	876,318
Georgia Power Co.	2.100%	07/30/2023	1,700,000	1,750,194
Georgia Power Co.	2.850%	05/15/2022	2,800,000	2,844,240
Interstate Power & Light Co.	3.250%	12/01/2024	1,910,000	2,039,590
Interstate Power & Light Co.	3.400%	08/15/2025	2,595,000	2,777,906
Virginia Electric & Power Co.	2.750%	03/15/2023	2,610,000	2,684,831
Virginia Electric & Power Co.	2.950%	01/15/2022	2,390,000	2,392,938
Xcel Energy Inc.	3.300%	06/01/2025	4,310,000	4,598,295
13.1% - Total Utilities				$40,545,245

55.9% Total Corporate Bonds				$172,716,120

United States Government Treasury Obligations
Treasury Note (a)	0.125%	04/30/2022	9,250,000	9,252,891
Treasury Note	0.250%	10/31/2025	3,175,000	3,101,206
Treasury Note (Tbill 13week auction high + 0.055%)* (a)	0.090%	10/31/2022	2,000,000	2,000,890
Treasury Note	0.250%	06/30/2025	4,510,000	4,428,432
Treasury Note (a)	1.500%	01/15/2023	6,600,000	6,714,984
Treasury Note (a)	1.500%	02/28/2023	5,085,000	5,180,344
Treasury Note	2.000%	02/15/2025	4,500,000	4,705,840
Treasury Note	2.000%	06/30/2024	7,670,000	7,989,683
Treasury Note	2.000%	08/15/2025	5,045,000	5,281,090
15.8% - Total United States Government Treasury Obligations				48,655,360

United States Government Agency Obligations
FHLB	1.375%	08/26/2026	4,100,000	4,130,305
FHLB	1.375%	09/29/2026	1,600,000	1,614,043
FHLMC	0.375%	09/23/2025	5,945,000	5,846,033
FHLMC	0.450%	07/22/2024	4,000,000	3,998,465
FHLMC	0.500%	06/03/2024	1,140,000	1,139,998
FNMA	0.375%	08/25/2025	9,195,000	9,050,744
FNMA	0.500%	06/17/2025	9,210,000	9,138,591
11.3% - Total United States Government Agency Obligations				34,918,179

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Pool G16330	3.500%	08/01/2032	1,298,113	1,392,284
FHLMC Pool G18642	3.500%	04/01/2032	1,184,231	1,269,308
FHLMC Pool J12635	4.000%	07/01/2025	41,547	44,051
FHLMC Pool J32364	2.500%	11/01/2028	1,412,089	1,478,119
FHLMC Pool ZS7207	3.500%	07/01/2030	1,254,969	1,350,397
FHLMC Pool ZT1964	3.500%	06/01/2032	2,570,281	2,766,561
FHLMC Series 4009 Class PA	2.000%	06/15/2041	435,400	446,729
FHLMC Series 4198 Class BE	2.000%	10/15/2040	1,213,824	1,224,208
FHLMC Series 4271 Class CE	2.000%	08/15/2036	420,742	425,782
FHLMC Series 4287 Class AB	2.000%	12/15/2026	377,149	391,169
FHLMC Series 4440 Class VC	2.500%	08/15/2026	560,711	561,451
FHLMC Series 5092 Class XC	1.500%	01/15/2041	2,633,014	2,663,797
FHLMC Series 4050 Class BG	1.000%	01/15/2041	1,299,624	1,306,168
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.314%	12/01/2041	94,873	100,069
FNMA Pool 1106	3.000%	07/01/2032	2,857,208	3,048,460
FNMA Pool 833200	5.500%	09/01/2035	358,460	416,565
FNMA Pool AL9230	3.500%	12/01/2029	1,255,707	1,348,507
FNMA Pool AL7077	4.000%	07/01/2035	1,414,341	1,561,195
FNMA Pool AT2060	2.500%	04/01/2028	1,482,702	1,555,374
FNMA Pool FM1536	2.500%	11/01/2030	602,281	628,898
FNMA Pool FM1973	4.000%	09/01/2036	2,443,517	2,675,781
FNMA Pool FM2287	4.500%	03/01/2034	1,145,939	1,241,814
FNMA Pool FM2989	3.000%	09/01/2034	1,499,703	1,590,026
FNMA Pool FM7224	4.500%	11/01/2038	1,337,237	1,458,751
FNMA Series 2013-3 Class DK	1.750%	02/25/2033	747,871	769,785
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	201,771	205,440

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2021 - Unaudited

FNMA Series 2015-28 Class P	2.500%	05/25/2045	3,352,111	3,511,573
FNMA Series 2017-30 Class G	3.000%	07/25/2040	284,385	287,371
FNMA Series 2020-44 Class TE	2.000%	12/25/2035	3,422,125	3,546,061
FNMA Series 2020-95 Class GA	1.000%	01/25/2051	2,586,233	2,533,644
GNMA Pool 726475	4.000%	11/15/2024	46,620	49,316
GNMA Pool 728920	4.000%	12/15/2024	68,556	72,522
13.6% - Total United States Government Agency Obligations - Mortgage Backed Securities				$41,921,176

Taxable Municipal Bonds
Allegheny County Pennsylvania GO	0.694%	11/01/2023	2,200,000	2,212,652
Franklin County Ohio Convention Facilities	1.155%	12/01/2024	550,000	556,013
Kansas Development Finance Authority Revenue	3.227%	04/15/2022	1,700,000	1,727,109
Kent State University Revenue	1.875%	05/01/2023	1,000,000	1,022,231
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	110,000	112,596
Lucas County Ohio GO	1.000%	10/15/2021	3,435,000	3,435,859
Pittsburgh Pennsylvania GO 2020B	0.507%	09/01/2022	500,000	500,895
University of Cincinnati General Receipts	1.878%	06/01/2023	1,200,000	1,231,791
3.5% Total Taxable Municipal Bonds				$10,799,146

Total Fixed Income Securities	100.1%			$309,009,981
(Identified Cost $308,256,674)

		Shares
Cash & Cash Equivalents
First American Government Obligation Fund, Class Z**		2,825,940	2,825,939
Total Cash Equivalents	0.9%		$2,825,939
(Identified Cost $2,825,939)

Total Portfolio Value	101.0%		$311,835,920
(Identified Cost $311,082,613)

Liabilities in Excess of Other Assets	-1.0%		$(3,049,301)

Total Net Assets:	100.0%		$308,786,619

Futures Contracts	Long Contracts	Notional Value at Purchase	Notional Value 9/30/2021	Unrealized Appreciation (Depreciation)
E-mini Standard & Poor's 500 (50 units per contract) expiring December 2021	1,429	319,026,557	307,074,238	(11,952,319)
		$319,026,557	$307,074,238	$(11,952,319)

* Variable Rate Security; the rate shown is as of September 30, 2021.
** Variable Rate Security; as of September 30, 2021, the 7 day annualized yield was 0.02%.
(a) All or a portion of this security is held as collateral for futures contracts.

ARM - Adjustable Rate Mortgage
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2021:

Equity Income Fund	Level 1		Level 2		Level 3		Total
Common Stocks*		$547,233,843	$	---	$	---	$547,233,843
Cash Equivalents		3,073,395		---		---	3,073,395
Total		$550,307,238		$--		$--	$550,307,238

Opportunity Fund		Level 1		Level 2		Level 3	Total
Common Stocks*		$114,537,431	$	---	$	---	$114,537,431
Cash Equivalents		1,462,239		---		---	1,462,239
Total		$115,999,670	$	---	$	---	$115,999,670

International Fund		Level 1		Level 2		Level 3	Total
Common Stocks*		$23,099,870	$	---	$	---	$23,099,870
Cash Equivalents		121,826		---		---	121,826
Total		$23,282,565	$	---	$	---	$23,282,565

Fixed Income Fund		Level 1		Level 2		Level 3	Total
Corporate Bonds*	$	---		$572,355,942	$	---	$572,355,942
Certificates of Deposit		---		265,396		---	265,396
U.S. Government Treasury Obligations		---		211,985,836		---	211,985,836
U.S. Government Agency Obligations		---		24,507,184		---	24,507,184
U.S. Government Agency Obligations - Mortgage Backed		---		180,622,790		---	180,622,790
Taxable Municipal Bonds		---		27,293,929		---	27,293,929
Preferred Stocks		7,040,944		---		---	7,040,944
Cash Equivalents		18,708,419		---		---	18,708,419
Total		$25,749,363		$1,017,031,077		$0	$1,042,780,440

Municipal Income Fund	Level 1		Level 2	Level 3		Total
Municipal Bonds*	$	---	$263,276,685	$	---	$263,276,685
Cash Equivalents		2,148,134	---		---	2,148,134
Total		$2,148,134	$263,276,685		$0	$265,424,819

Short Duration Bond Fund		Level 1	Level 2		Level 3	Totals
Corporate Bonds*	$	---	$182,250,146	$	---	$182,250,146
Certificates of Deposit		---	265,396		---	265,396
U.S. Treasury Obligations		---	40,704,236		---	40,704,236
U.S. Agency Obligations		---	38,276,041		---	38,276,041
U.S. Agency Obligations – Mortgage-Backed		---	40,730,302		---	40,730,302
Taxable Municipal Bonds		---	15,662,528		---	15,662,528
Cash Equivalents		2,805,338	---		---	2,805,338
Total		$2,805,338	$317,888,649		$0	$320,693,987

Intermediate Bond Fund		Level 1	Level 2		Level 3	Totals
Corporate Bonds*	$	---	$129,312,859		---	$129,312,859
Certificates of Deposit		---	265,396		---	265,396
U.S. Treasury Obligations		---	78,550,939		---	78,550,939
U.S. Agency Obligations		---	3,631,476		---	3,631,476
U.S. Agency Obligations – Mortgage-Backed		---	22,647,624		---	22,647,624
Taxable Municipal Bonds		---	5,531,472		---	5,531,472
Preferred Stocks		1,591,277	---		---	1,591,277
Cash Equivalents		1,263,282	---		---	1,263,282
Total		$2,854,559	$239,939,766		$0	$242,794,325

Core Bond Fund		Level 1	Level 2		Level 3	Totals
Corporate Bonds*	$	---	$362,732,143	$	---	$362,732,143
Certificates of Deposit		---	265,396		---	265,396
U.S. Treasury Obligations		---	157,559,203		---	157,559,203
U.S. Agency Obligations		---	4,788,760		---	4,788,760
U.S. Agency Obligations – Mortgage-Backed		---	118,077,081		---	118,077,081
Taxable Municipal Bonds		---	8,698,191		---	8,698,191
Preferred Stocks		2,205,310	---		---	2,205,310
Cash Equivalents		10,561,760	---		---	10,561,760
Total		$12,767,070	$652,120,774		$0	$664,887,844

Enhanced Return Fund		Level 1	Level 2		Level 3	Totals
Corporate Bonds*	$	---	$172,716,120	$	---	$172,716,120
U.S. Treasury Obligations		---	48,655,360		---	48,655,360

U.S. Agency Obligations	---	34,918,179	---	34,918,179
U.S. Agency Obligations – Mortgage-Backed	---	41,921,176	---	41,921,176
Taxable Municipal Bonds	---	20,799,146	---	20,799,146
Cash Equivalents	2,825,939	---	---	2,825,939
Sub-Total	2,825,939	$309,009,981	$0	$311,835,920
Other Financial Instruments**	(11,952,319)	---	---	(11,952,319)
Total	$(9126,380)	$309,009,981	$0	$299,883,601

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 securities is included for this reporting period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the 9 months ended September 30, 2021 was $293,319,225. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin receivable from the Broker on futures contracts as of September 30, 2021 was $446,563.

Tax Cost of Securities

As of September 30, 2021, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation
Johnson Equity Income Fund	$380,734,589	$176,727,065	$(7,154,416)	$169,572,649
Johnson Opportunity Fund	88,102,141	30,510,172	(2,612,643)	27,897,529
Johnson International Fund	17,016,483	7,898,258	(1,632,177)	6,266,081
Johnson Fixed Income Fund	1,008,138,257	42,136,762	(7,494,560)	34,642,182
Johnson Municipal Income Fund	255,908,200	10,195,739	(679,120)	9,516,619
Johnson Institutional Short Duration Bond Fund	319,538,277	2,310,442	(1,154,732)	1,155,710
Johnson Institutional Intermediate Bond Fund	238,598,119	5,748,829	(1,552,623)	4,196,206
Johnson Institutional Core Bond Fund	659,279,347	13,976,167	(8,367,671)	5,608,496
Johnson Enhanced Return Fund	311,082,613	1,867,292	(1,113,985)	753,307